[GRAPHIC:  PHOTO COLLAGE WITH CELL PHONE]         Nations
                                                  International
                                                  Value Fund

                                                  Nations
                                                  International
                                                  Equity Fund

                                                  Nations
                                                  Marsico
                                                  International
                                                  Opportunities Fund

                                                  Nations
                                                  Emerging Markets
                                                  Fund



INTERNATIONAL
STOCK FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2000 proved to be quite unsettling for mutual fund investors. Several factors led to turbulence in U.S. and overseas markets. The Federal Reserve Board's practice of increasing interest rates in an attempt to slow down the economy and keep inflation at bay took a toll on the stock market. Oil prices soared over the summer causing concern across the country as several cities saw gas prices above $2.00 per gallon. The slowing economy affected earnings at a number of leading U.S. companies, causing additional volatility in the stock market. Overseas, the European Central Bank raised interest rates in August -- the fifth rate hike this year -- and the euro fell to a record low. In Japan, the Bank of Japan increased interest rates for the first time in a decade, adding additional strain to an economy that has struggled over the last several years.

                           The only seemingly bright spot for investors during the past six months has been in the bond market. Because of the federal government's budget surplus, the U.S. Treasury has had to buy back many of its long-term securities. The shortage in long-term securities has generally increased returns on these securities, resulting in an inversion of the yield curve -- whereby short-term securities are yielding more than many longer-term securities. This is the first time in a long time that most bond sectors have outperformed both the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq Composite Index*.

                           Now, you're probably asking yourself "Is this a good time to invest in stocks or bonds?" We think the answer is "Yes." While stocks of all sizes have historically outperformed bonds over the long-term, and bonds have performed well this year, a broadly diversified portfolio -- one consisting of both stocks and bonds -- can help you weather market volatility. Remember that the financial markets tend to be cyclical and while one asset class or investment style may be the flavor of the month, it could be out of favor the next.

                           It's also important to note that volatility tends to keep some investors on the sidelines. But waiting for the right time to invest may result in missed opportunities. Disciplined investing requires staying invested through market highs and lows. Investors can also take advantage of dollar cost averaging** during volatile times -- the practice of systematic investing where you seek to buy more shares when prices are low and fewer shares when prices are high, resulting in a lower average share price over time. Remaining invested and regularly investing is key.

                           Whether it's growth vs. value, large cap vs. small cap, stocks vs. bonds, or U.S. vs. international, no single investment style alone will assure that you achieve your long-term financial goals. We believe diversification is the key to long-term success and an investment professional can help you create a portfolio best suited to your risk tolerance and investment time horizon.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           **Dollar cost averaging does not ensure a profit or protect against a loss in a declining market. You should carefully consider your ability to make regular investments through periods of fluctuating market conditions.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we strongly believe in the value of advice. An investment professional can provide you with market research and analysis, years of investment experience, and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS

                           /s/ Robert H. Gordon
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, INC.

                           September 30, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations International Value Fund                              3
                                       Nations International Equity Fund                             4
                                       Nations Marsico International Opportunities Fund              5
                                       Nations Emerging Markets Fund                                 8
                                     Statements of operations                                       11
                                     Statements of changes in net assets                            12
                                     Schedules of capital stock activity                            14
                                     Financial highlights                                           18
                                     Notes to financial statements                                  26
                                     Statements of net assets -- Nations Master Investment Trust
                                       Nations International Value Master Portfolio                 33
                                       Nations International Equity Master Portfolio                36
                                     Statements of operations                                       41
                                     Statements of changes in net assets                            42
                                     Supplementary data                                             42
                                     Notes to financial statements                                  43

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations International Value Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                  VALUE
                                                  (000)
----------------------------------------------------------
           INVESTMENT COMPANIES -- 100.0%
           Investment in Nations Master
             Investment Trust, International
             Value Master Portfolio*........    $1,249,342
                                                ----------
           TOTAL INVESTMENTS.........  100.0%    1,249,342
                                                ----------
           OTHER ASSETS AND
             LIABILITIES (NET).......    0.0%
           Administration fee payable.......    $     (170)
           Shareholder servicing and
             distribution fees payable......          (130)
           Accrued Trustees' fees and
             expenses.......................           (20)
           Accrued expenses and other
             liabilities....................          (121)
                                                ----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)..............          (441)
                                                ----------
           NET ASSETS................  100.0%   $1,248,901
                                                ==========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income.........................    $      212
           Accumulated net realized gain on
             investment.....................           291
           Net unrealized appreciation of
             investment.....................        60,181
           Paid-in capital..................     1,188,217
                                                ----------
           NET ASSETS.......................    $1,248,901
                                                ==========
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($868,371,773 / 47,397,782
             shares outstanding)............        $18.32
                                                    ======
           INVESTOR A SHARES:
           Net asset value and redemption
             price per share ($286,394,659 /
             15,657,404 shares
             outstanding)...................        $18.29
                                                    ======
           Maximum sales charge.............         5.75%
           Maximum offering price per
             share..........................        $19.41
           INVESTOR B SHARES:
           Net asset value and offering
             price per share(+) ($70,447,527 /
             3,881,733 shares
             outstanding)...................        $18.15
                                                    ======
           INVESTOR C SHARES:
           Net asset value and offering
             price per share(+) ($23,687,349 /
             1,305,108 shares
             outstanding)...................        $18.15
                                                    ======

---------------

* The financial statements of the International Value Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Value Fund's financial statements.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                  VALUE
                                                  (000)
----------------------------------------------------------
           INVESTMENT COMPANIES -- 100.0%
           Investment in Nations Master
             Investment Trust, International
             Equity Master Portfolio*.......    $1,042,725
                                                ----------
           TOTAL INVESTMENTS.........  100.0%    1,042,725
                                                ----------
           OTHER ASSETS AND
             LIABILITIES (NET).......    0.0%
           Administration fee payable.......    $     (144)
           Shareholder servicing and
             distribution fees payable......           (33)
           Accrued Trustees' fees and
             expenses.......................           (83)
           Accrued expenses and other
             liabilities....................          (162)
                                                ----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)..............          (422)
                                                ----------
           NET ASSETS................  100.0%   $1,042,303
                                                ==========
           NET ASSETS CONSIST OF:
           Distributions in excess of net
             investment income..............    $   (3,187)
           Accumulated net realized gain on
             investment.....................        15,267
           Net unrealized appreciation of
             investment.....................        45,509
           Paid-in capital..................       984,714
                                                ----------
           NET ASSETS.......................    $1,042,303
                                                ==========
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($942,565,089 / 70,228,505
             shares outstanding)............        $13.42
                                                    ======
           INVESTOR A SHARES:
           Net asset value and redemption
             price per share ($70,309,189 /
             5,319,836 shares
             outstanding)...................        $13.22
                                                    ======

           Maximum sales charge.............         5.75%
           Maximum offering price per
             share..........................        $14.03
           INVESTOR B SHARES:
           Net asset value and offering
             price per share+ ($28,146,396 /
             2,199,366 shares
             outstanding)...................        $12.80
                                                    ======
           INVESTOR C SHARES:
           Net asset value and offering
             price per share+ ($1,282,413 /
             102,657 shares outstanding)....
                                                    $12.49
                                                    ======

---------------

* The financial statements of the International Equity Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Equity Fund's financial statements.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico International Opportunities Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
          COMMON STOCKS -- 84.5%
          BRAZIL -- 3.0%
  6,202   Embraer-Empresa Brasileira de
            Aeronautica SA........................  $   192
                                                    -------
          CANADA -- 15.0%
  6,134   BCE, Inc. ..............................      143
 10,504   Bombardier, Inc. .......................      181
  2,980   Bonavista Petroleum Ltd.(!).............       56
  2,512   Celestica Inc.(!).......................      173
  2,932   Clarica Life Insurance Company(!).......       70
  1,371   Four Seasons Hotels Inc. ...............      100
  4,175   Petro-Canada............................       93
  3,661   The Thomson Corporation.................      145
                                                    -------
                                                        961
                                                    -------
          DENMARK -- 2.7%
    765   Novo Nordisk AS-B.......................      170
                                                    -------
          FRANCE -- 11.5%
  2,133   Alcatel.................................      136
  2,083   Aventis.................................      156
  1,396   Axa(!)..................................      142
  1,048   Groupe Danone...........................      144
  1,019   Schlumberger Ltd. ......................       84
    497   Total Fina Elf SA.......................       73
                                                    -------
                                                        735
                                                    -------
          HONG KONG -- 2.7%
 13,000   Hutchison Whampoa.......................      173
                                                    -------
          IRELAND -- 12.0%
 12,016   Allied Irish Banks plc..................      131
 16,093   Bank of Ireland.........................      129
  3,361   Elan Corporation, ADR(!)................      184
 39,581   Parthus Technologies plc(!).............      158
  7,281   Riverdeep Group plc(!)..................      162
                                                    -------
                                                        764
                                                    -------
          JAPAN -- 7.1%
    521   Nippon Telegraph & Telephone Company,
            ADR...................................       26
      8   Nippon Telegraph and Telephone
            Company...............................       78
      5   NTT Docomo Inc. ........................      143
  1,500   Sony Corporation........................      153
    540   Sony Corporation, ADR...................       55
                                                    -------
                                                        455
                                                    -------
          NETHERLANDS -- 8.5%
  5,328   ASM Lithography Holding NV(!)...........      177
  3,205   ING Groep NV............................      213
    475   Koninklijke (Royal) Philips(!)..........       20
  3,201   Nortel Networks Corporation.............      191
  3,122   Philips Electronics NV..................      134
                                                    -------
                                                        735
                                                    -------
          SWEDEN -- 1.7%
  7,012   LM Ericsson AB(!).......................      107
                                                    -------
          SWITZERLAND -- 3.4%
     22   Julius Baer Holdings, Ltd. .............      114
     53   Schweizerische
            Rueckversicherungs-Gesellschaft
            (REGD)................................      101
                                                    -------
                                                        215
                                                    -------

                                                     VALUE
SHARES                                               (000)
-----------------------------------------------------------
          UNITED KINGDOM -- 13.9%
 30,039   ARC International plc(!)................  $   182
 19,195   Diageo plc..............................      172
  1,499   Pearson plc.............................       42
  6,456   Reuters Group plc(!)....................      122
 12,869   Sema Group plc(!).......................      221
  4,198   Shire Pharmaceuticals Group plc(!)......       72
  1,430   Shire Pharmaceuticals, ADR(!)...........       74
                                                    -------
                                                        885
                                                    -------
          TOTAL COMMON STOCKS
            (Cost $5,448).........................    5,392
                                                    -------

PRINCIPAL
 AMOUNT
  (000)
---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.0%
              (Cost $700)
 $   700    Discount note due 10/02/00..............       700
                                                       -------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 0.8%
              (Cost $50)
      50    Nations Cash Reserves#..................        50
                                                       -------
            TOTAL INVESTMENTS
              (Cost $6,198*).................   96.3%    6,142
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    3.7%
            Cash....................................   $   148
            Receivable for investment securities
              sold..................................     2,238
            Dividends receivable....................         3
            Receivable from administrator...........        32
            Prepaid expenses........................        34
            Investment advisory fee payable.........        (4)
            Shareholder servicing and distribution
              fees payable..........................        (2)
            Payable for investment securities
              purchased.............................    (2,212)
            Accrued Trustees' fees and expenses.....        (1)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................       236
                                                       -------
            NET ASSETS.......................  100.0%  $ 6,378
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $     1
            Accumulated net realized loss on
              investments sold, foreign currencies
              and net other assets..................       (19)
            Net unrealized depreciation of
              investments, foreign currencies and
              net other assets......................       (52)
            Paid-in capital.........................     6,448
                                                       -------
            NET ASSETS..............................   $ 6,378
                                                       =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico International Opportunities Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)


                                                      VALUE
------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($1,518,824 / 151,492
            shares outstanding)...................    $10.03
                                                     =======
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($1,944,453 / 194,009 shares
            outstanding)..........................    $10.02
                                                     =======
                                                       5.75%
          Maximum sales charge....................
                                                      $10.63
          Maximum offering price per share........
          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+)($1,987,905 / 198,629 shares
            outstanding)..........................    $10.01
                                                     =======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+)($926,397 / 92,539 shares
            outstanding)..........................    $10.01
                                                     =======

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $56 on investment securities was comprised of gross appreciation of $350 and gross depreciation of $406 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $6,198.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico International Opportunities Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

At September 30, 2000, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common stocks:
Pharmaceuticals.............................................         10.2%          $          656
Semiconductors..............................................          8.1                      517
Networking and telecommunications equipment.................          6.8                      434
Telecommunications services.................................          6.1                      390
Commercial banking..........................................          5.9                      374
Electronics.................................................          5.7                      361
Diversified manufacturing...................................          5.6                      354
Insurance...................................................          4.9                      313
Publishing and advertising..................................          4.8                      309
Computer services...........................................          3.5                      221
Financial services..........................................          3.3                      213
Aerospace and defense.......................................          3.0                      192
Electrical equipment........................................          2.7                      174
Beverages...................................................          2.7                      172
Integrated oil..............................................          2.6                      166
Software....................................................          2.5                      162
Food products...............................................          2.3                      144
Lodging and recreation......................................          1.6                      100
Oilfield services...........................................          1.3                       84
Exploration and production..................................          0.9                       56
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         84.5                    5,392
U.S. GOVERNMENT AND AGENCY OBLIGATIONS......................         11.0                      700
INVESTMENT COMPANIES........................................          0.8                       50
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................         96.3                    6,142
OTHER ASSETS AND LIABILITIES (NET)..........................          3.7                      236
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $        6,378
                                                                ==========           =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              COMMON STOCKS -- 93.3%
              ARGENTINA -- 2.5%
     30,434   Grupo Financiero Galicia SA,
                ADR(!)............................  $    457
     47,525   Perez Companc SA, ADR(!)............       778
                                                    --------
                                                       1,235
                                                    --------
              BRAZIL -- 13.3%
     13,100   Brasil Telecom Part, ADR............       763
    840,000   Companhia de Bebidas das Americas
                (Ambev)...........................       924
     32,000   Companhia Vale do Rio Doce, ADR.....       798
 13,500,000   Eletropaulo Metropolitana...........       809
     44,000   Embratel Participacoes, ADR.........       814
     18,000   Pao de Acucar, ADR..................       669
     10,300   Petrol Brasileiros, ADR.............       295
     48,502   Tele Norte Leste Participacoes,
                ADR...............................     1,109
     10,000   Telesp Celular Participacoes SA,
                ADR...............................       329
                                                    --------
                                                       6,510
                                                    --------
              CHINA -- 0.7%
     17,700   AsiaInfo Holdings, Inc.(!)..........       335
                                                    --------
              GREECE -- 1.6%
     52,000   STET Hellas Telecommunications SA,
                ADR(!)............................       774
                                                    --------
              HONG KONG -- 4.3%
     75,000   Cheung Kong (Holdings) Limited......       906
     85,000   China (HK) Mobile(!)................       564
     48,600   Hutchison Whampoa...................       645
                                                    --------
                                                       2,115
                                                    --------
              HUNGARY -- 2.0%
     16,400   Matav, ADR..........................       386
     11,000   Richter Geoeon, GDR.................       577
                                                    --------
                                                         963
                                                    --------
              INDIA -- 4.2%
     57,000   ICICI Limited, ADR..................       627
     61,000   Reliance Industries Ltd., GDR(!)....       954
     36,100   Satyam Infoway Limited, ADR.........       490
                                                    --------
                                                       2,071
                                                    --------
              ISRAEL -- 1.0%
     61,200   Tioga Tech Ltd.(!)..................       509
                                                    --------
              MALAYSIA -- 3.4%
    670,000   AMMB Holdings Berhad................       663
    130,000   Globetronics Technology Berhad......       257
    210,000   Mesiniaga Berhad....................       365
    150,000   Telekom Malaysia Berhad.............       395
                                                    --------
                                                       1,680
                                                    --------
              MEXICO -- 14.8%
    435,000   Carso Global Telecom, ADR...........     2,097
     38,500   Consorcio Ara, ADR(!)(-)............       624
     81,800   Grupo Carso SA de CV, ADR(!)........       489
     65,000   Grupo Elektra, SA de CV, GDR........       618
     42,000   Grupo IMSA SA de CV, ADR............       383
    240,000   Grupo Industrial Bimbo..............       402
    240,000   Grupo Modelo........................       559
      7,500   Grupo Televisa SA, GDR(!)...........       433
     45,000   TV Azteca, SA de CV, ADS............       579
     51,000   Walmart de Mexico SA de CV, ADR(!)..     1,067
                                                    --------
                                                       7,251
                                                    --------

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              POLAND -- 3.6%
     23,500   Agora SA, GDR(!)....................  $    450
     55,000   Elektrim(!).........................       496
     33,418   Polski Koncern Naftowy Orlen SA,
                GDR(!)............................       261
    104,000   Telekomunikacja, GDR................       533
                                                    --------
                                                       1,740
                                                    --------
              RUSSIA -- 3.3%
     15,000   Mobile Telesystems, ADS(!)..........       381
    124,000   Tatneft, ADR........................     1,232
                                                    --------
                                                       1,613
                                                    --------
              SOUTH AFRICA -- 7.3%
     22,000   Anglo American Platinum
                Corporation.......................       848
     30,500   De Beers Centenary Link Units.......       847
    135,000   Dimension Data Holdings plc(!)......     1,252
     28,000   Nedcor Limited......................       602
                                                    --------
                                                       3,549
                                                    --------
              SOUTH KOREA -- 17.3%
     69,000   Hyundai Electronics Industries
                Company(!)........................       987
    112,000   Hyundai Motor Company Ltd., GDR(!)..       790
      6,650   Korea Telecom Free..................       291
     20,200   Korea Telecom, ADR..................       679
    100,000   LG Electronics Inc., GDS(!)(-)......       973
     12,500   Samsung Electronics.................     2,264
     42,100   Shinhan Bank, GDR...................       928
     58,060   SK Telecom Company, ADR.............     1,488
                                                    --------
                                                       8,400
                                                    --------
              TAIWAN -- 8.6%
    110,800   Acer Comms, GDR.....................     1,118
     69,435   Advanced Semiconductor, GDR.........       474
     83,000   Asustek Computer Inc., GDR..........       459
         48   Asustek Computer, GDR(-)............         0++
      9,000   Gigamedia Ltd.(!)...................        73
     70,206   Siliconware Precision Industries
                Company...........................       352
     85,552   Taiwan Semiconductor, ADR...........     1,743
                                                    --------
                                                       4,219
                                                    --------
              THAILAND -- 1.5%
     46,000   Advanced Info Services (FGN)(!).....       388
    924,000   Siam Commercial Bank Public Company
                Limited(!)........................       350
                                                    --------
                                                         738
                                                    --------
              TURKEY -- 3.9%
101,600,000   Haci Omer Sabanci Holding...........       824
     22,400   Turkcell Iletisim, ADS(!)...........       246
119,460,000   Yapi Kredi Bankasi..................       862
                                                    --------
                                                       1,932
                                                    --------
              TOTAL COMMON STOCKS
              (Cost $50,414)......................    45,634
                                                    --------
              PREFERRED STOCKS -- 2.9%
              BRAZIL -- 2.9%
121,415,518   Banco Bradesco Preferred............     1,013
     13,350   Petrol Brasileiros Preferred NPV....       382
                                                    --------
                                                       1,395
                                                    --------
              TOTAL PREFERRED STOCKS
                (Cost $427).......................     1,395
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              RIGHTS -- 0.0%+
                (Cost $0)
              BRAZIL -- 0.0%+
      1,000   Telesp Celular Participacoes SA, ADR
                Expire 10/12/00(!)................  $      0++
                                                    --------
              WARRANTS -- 0.0%+
              BRAZIL -- 0.0%+
     59,969   Ambev Cia De Bebidas
                Expire 04/30/03(!)................        13
      4,990   Ambev Cia De Bebidas
                Expire 04/30/03(!)................         1
                                                    --------
                                                          14
                                                    --------
              TOTAL WARRANTS
                (Cost $3).........................        14
                                                    --------

  SHARES
   (000)
------------------------------------------------------------
              INVESTMENT COMPANIES -- 10.4%
      4,581   Nations Cash Reserves#.............      4,581
         54   Taiwan Index Fund(!)...............        513
                                                    --------
              TOTAL INVESTMENT COMPANIES
                (Cost $5,088)....................      5,094
                                                    --------
              TOTAL INVESTMENTS
                (Cost $55,932*)...........  106.6%    52,137
                                                    --------
              OTHER ASSETS AND
                LIABILITIES (NET).........   (6.6)%
              Cash...............................   $    172
              Receivable for investment
                securities sold..................      1,406
              Receivable for Fund shares sold....      1,236
              Dividends receivable...............        103
              Interest receivable................          9
              Line of credit payable.............       (364)
              Collateral on securities loaned....     (4,581)
              Investment advisory fee payable....        (43)
              Administration fee payable.........         (9)
              Shareholder servicing and
                distribution fees payable........         (3)
              Payable for investment securities
                purchased........................     (1,084)
              Accrued Trustees' fees and
                expenses.........................        (18)
              Accrued expenses and other
                liabilities......................        (39)
                                                    --------
              TOTAL OTHER ASSETS AND LIABILITIES
                (NET)............................     (3,215)
                                                    --------
              NET ASSETS..................  100.0%  $ 48,922
                                                    ========
              NET ASSETS CONSIST OF:
              Distributions in excess of net
                investment loss..................   $   (430)
              Accumulated net realized loss on
                investments sold, foreign
                currencies and net other
                assets...........................    (14,860)
              Net unrealized depreciation of
                investments, foreign currencies
                and net other assets.............     (3,795)
              Paid-in capital....................     68,007
                                                    --------
              NET ASSETS.........................   $ 48,922
                                                    ========


                                                     VALUE
------------------------------------------------------------
              PRIMARY A SHARES:
              Net asset value, offering and
                redemption price per share
                ($44,332,859 / 3,930,320 shares
                outstanding).....................     $11.28
                                                    ========
              INVESTOR A SHARES:
              Net asset value and redemption
                price per share
                ($2,153,094 / 192,374 shares
                outstanding).....................     $11.19
                                                    ========
                                                       5.75%
              Maximum sales charge...............
                                                      $11.87
              Maximum offering price per share...
              INVESTOR B SHARES:
              Net asset value and offering price
                per share(+) ($2,343,761 / 214,864
                shares outstanding)..............     $10.91
                                                    ========
              INVESTOR C SHARES:
              Net asset value and offering price
                per share(+) ($92,026 / 8,445
                shares outstanding)..............     $10.90
                                                    ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $3,795 on investment securities was comprised of gross appreciation of $4,678 and gross depreciation of $8,473 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $55,932.

(-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Amount represents less than 0.1%.

++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. Represents cash collateral received from securities lending activity (Note
   7).

ADR -- American Depository Receipt

ADS -- American Depository Shares

GDR -- Global Depository Receipt

GDS -- Global Depository Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

At September 30, 2000, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................         23.1%          $       11,237
Semiconductors..............................................         12.9                    6,329
Commercial banking..........................................          7.0                    3,405
Diversified electronics.....................................          5.7                    2,807
Metals and mining...........................................          5.1                    2,493
Department and discount stores..............................          4.8                    2,354
Software....................................................          4.4                    2,150
Diversified manufacturing...................................          4.1                    1,982
Finance -- Miscellaneous....................................          3.9                    1,908
Real Estate.................................................          3.1                    1,530
Beverages...................................................          3.0                    1,483
Exploration and production..................................          2.5                    1,232
Broadcasting and cable......................................          2.1                    1,012
Electric power -- Non nuclear...............................          1.7                      809
Automotive..................................................          1.6                      790
Oil and gas.................................................          1.6                      778
Pharmaceuticals.............................................          1.2                      577
Electrical equipment........................................          1.0                      496
Conglomerates...............................................          1.0                      489
Publishing and advertising..................................          0.9                      450
Other.......................................................          2.6                    1,323
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         93.3                   45,634
PREFERRED STOCKS............................................          2.9                    1,395
RIGHTS......................................................          0.0+                       0++
WARRANTS....................................................          0.0+                      14
INVESTMENT COMPANIES........................................         10.4                    5,094
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        106.6                   52,137
OTHER ASSETS AND LIABILITIES (NET)..........................         (6.6)                  (3,215)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $       48,922
                                                                ==========          ==============

---------------

 + Amount represents less than 0.1%.

++ Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2000

                                                        INTERNATIONAL      INTERNATIONAL     INTERNATIONAL         EMERGING
                                                            VALUE              EQUITY        OPPORTUNITIES(A)      MARKETS
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0,
  $0, $1 and $21, respectively).....................    $           --     $           --    $            5     $          226
Dividends allocated from Portfolio (Net of foreign
  withholding taxes of $1,410, $1,244, $0 and $0,
  respectively)+....................................            14,688             11,346                --                 --
Interest............................................                --                 --                10                 64
Interest allocated from Portfolio+..................             2,519              1,552                --                 --
Securities lending income...........................                --                 --                --                 52
Expenses allocated from Portfolio+..................            (5,179)            (4,396)               --                 --
                                                        --------------     --------------    --------------     --------------
    Total investment income.........................            12,028              8,502                15                342
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................                --                 --                 6                279
Administration fee..................................               911                778                35                 62
Transfer agent fees.................................               223                143                 8                 10
Custodian fees......................................                --                 --                 8                 21
Legal and audit fees................................                30                 38                14                 37
Registration and filing fees........................               102                 52                18                 49
Trustees' fees and expenses.........................                 9                  8                 2                  9
Amortization of organization costs..................                --                 --                --                  8
Interest expense....................................                --                 --                --                  3
Printing expense....................................                63                 46                --                 36
Other...............................................                 3                  9                19                 --
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................             1,341              1,074               110                514
Shareholder servicing and distribution fees:
  Investor A Shares.................................               300                 48                 1                  3
  Investor B Shares.................................               311                144                 2                 14
  Investor C Shares.................................                88                  5                 1                  1
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................             2,040              1,271               114                532
Fees waived by investment advisor and/or
  administrator.....................................              (537)                --              (100)                --
Fees reduced by credits allowed by the custodian....                --                 --                --*                --
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................             1,503              1,271                14                532
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME/(LOSS)........................            10,525              7,231                 1               (190)
                                                        --------------     --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.............................                --                 --               (12)             2,894
  Security transactions allocated from Portfolio+...            (4,489)            17,762                --                 --
  Foreign currencies and net other assets...........                --                 --                (7)               (15)
  Foreign currencies and net other assets allocated
    from Portfolio+.................................               (71)              (483)               --                 --
                                                        --------------     --------------    --------------     --------------
Net realized gain/(loss) on investments.............            (4,560)            17,279               (19)             2,879
                                                        --------------     --------------    --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 9)...............................                --                 --               (56)           (21,135)
  Securities allocated from Portfolio (Note 9)+.....            17,972           (154,167)               --                 --
  Foreign currencies and net other assets...........                --                 --                 5                  1
  Foreign currencies and net other assets allocated
    from Portfolio+.................................                (4)                --                --                 --
                                                        --------------     --------------    --------------     --------------
Net change in unrealized appreciation/(depreciation)
  of investments....................................            17,968           (154,167)              (51)           (21,134)
                                                        --------------     --------------    --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.......................................            13,408           (136,888)              (70)           (18,255)
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $       23,933     $     (129,657)   $          (69)    $      (18,445)
                                                        ==============     ==============    ==============     ==============

---------------

 *  Amount represents less than $500.

 + Allocated from International Value Master Portfolio and International Equity Master Portfolio, respectively.

(a) International Opportunities commenced operations on August 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                          INTERNATIONAL VALUE
                                                                ----------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/00                  YEAR ENDED
                                                                 (UNAUDITED)                3/31/00(a)
                                                                ----------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       10,525            $        8,617
Net realized gain/(loss) on investments.....................                --                     9,685#
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................            (4,560)                   63,807
Net change in unrealized appreciation/(depreciation) of
  investments...............................................                --                      (979)#
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................            17,968                    38,439
                                                                --------------            --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            23,933                   119,569
Distributions to shareholders from net investment income:
  Primary A Shares..........................................            (7,586)                   (6,376)
  Primary B Shares..........................................                --                        --
  Investor A Shares.........................................            (2,210)                   (1,624)
  Investor B Shares.........................................              (390)                     (268)
  Investor C Shares.........................................              (127)                      (77)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................           (31,588)                   (8,649)
  Primary B Shares..........................................                --                        --
  Investor A Shares.........................................            (9,902)                   (2,023)
  Investor B Shares.........................................            (2,657)                     (477)
  Investor C Shares.........................................              (712)                     (138)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................           428,178                   599,041
                                                                --------------            --------------
Net increase/(decrease) in net assets.......................           396,939                   698,978
NET ASSETS:
Beginning of period.........................................           851,962                   152,984
                                                                --------------            --------------
End of period...............................................    $    1,248,901            $      851,962
                                                                ==============            ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $          212            $           --
                                                                ==============            ==============

---------------

 # Amount represents results from operations prior to conversion to master-feeder structure.

 + Allocated from International Value Master Portfolio and International Equity
   Master Portfolio, respectively.

(a) As of October 18, 1999 and October 8, 1999, respectively, International Value and International Equity converted to a master-feeder structure.

(b) International Opportunities commenced operations on August 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

            INTERNATIONAL EQUITY                          INTERNATIONAL                          EMERGING MARKETS
    -----------------------------------------             OPPORTUNITIES              -----------------------------------------
      SIX MONTHS                                          --------------               SIX MONTHS
        ENDED                                              PERIOD ENDED                  ENDED
       9/30/00                   YEAR ENDED                 9/30/00(b)                  9/30/00                   YEAR ENDED
     (UNAUDITED)                 3/31/00(a)                (UNAUDITED)                (UNAUDITED)                  3/31/00
------------------------------------------------------------------------------------------------------------------------------
    $        7,231             $        5,228             $            1             $         (190)            $         (153)
                --                     99,696#                       (19)                     2,879                      3,874
            17,279                     90,176                         --                         --                         --
                --                    (20,613)#                      (51)                   (21,134)                    18,776
          (154,167)                   104,091                         --                         --                         --
    --------------             --------------             --------------             --------------             --------------
          (129,657)                   278,578                        (69)                   (18,445)                    22,497
            (5,853)                    (3,424)                        --                         --                        (11)
                --                         --                         --                         --                         --
              (210)                       (85)                        --                         --                         --
              (137)                       (52)                        --                         --                         --
                (5)                        (5)                        --                         --                         --
           (55,355)                  (112,315)                        --                         --                         --
                --                         --                         --                         --                         --
            (1,704)                    (4,362)                        --                         --                         --
            (2,107)                    (4,558)                        --                         --                         --
               (68)                      (143)                        --                         --                         --
           294,497                      3,532                      6,448                      4,458                     16,119
    --------------             --------------             --------------             --------------             --------------
            99,401                    157,166                      6,379                    (13,987)                    38,605
           942,902                    785,736                         --                     62,909                     24,304
    --------------             --------------             --------------             --------------             --------------
    $    1,042,303             $      942,902             $        6,378             $       48,922             $       62,909
    ==============             ==============             ==============             ==============             ==============
    $       (3,187)            $       (4,213)            $            1             $         (430)            $         (240)
    ==============             ==============             ==============             ==============             ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                           INTERNATIONAL VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   18,675    $ 351,870       25,792    $ 444,906
  Issued as reinvestment of dividends.......................    1,207       21,426          541        9,269
  Redeemed..................................................   (4,459)     (83,871)      (4,223)     (71,784)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   15,423    $ 289,425       22,110    $ 382,391
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   23,847    $ 448,820       29,999    $ 523,613
  Issued as reinvestment of dividends.......................      593       10,489          196        3,460
  Redeemed..................................................  (18,729)    (352,371)     (20,662)    (365,045)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    5,711    $ 106,938        9,533    $ 162,028
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................    1,121    $  20,968        2,544    $  44,056
  Issued as reinvestment of dividends.......................      161        2,803           40          704
  Redeemed..................................................     (136)      (2,533)        (147)      (2,533)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,146    $  21,238        2,437    $  42,227
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      584    $  10,893          745    $  12,799
  Issued as reinvestment of dividends.......................       41          727           11          182
  Redeemed..................................................      (55)      (1,043)         (33)        (586)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      570    $  10,577          723    $  12,395
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   22,850    $ 428,178       34,803    $ 599,041
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           INTERNATIONAL EQUITY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   54,096    $ 770,139       15,671    $ 202,540
  Issued in exchange for:
    Assets of Boatmen's Trust Company International Equity
      Fund (Note 9).........................................    2,048       29,129           --           --
    Primary A Shares of Nations International Growth Fund
      (Note 9)..............................................    1,260       17,669           --           --
  Issued as reinvestment of dividends.......................    2,184       30,640        1,405       56,983
  Redeemed..................................................  (41,144)    (595,258)     (17,980)    (272,131)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   18,444    $ 252,319         (904)   $ (12,608)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   51,498    $ 741,252       53,789    $ 802,774
  Issued in exchange for:
    Investor A Shares of Nations International Growth Fund
      (Note 9)..............................................    1,309       18,066           --           --
    A Shares of Pacific Horizon International Equity Fund
      (Note 9)..............................................       --           --        3,095       41,876
  Issued as reinvestment of dividends.......................       99        1,361           44        2,789
  Redeemed..................................................  (50,197)    (723,228)     (55,232)    (830,083)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    2,709    $  37,451        1,696    $  17,356
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      117    $   2,883          311    $   1,322
  Issued in exchange for:
    Investor B Shares of Nations International Growth Fund
      (Note 9)..............................................      144        1,921           --           --
    B Shares of Pacific Horizon International Equity Fund
      (Note 9)..............................................       --           --           29          389
  Issued as reinvestment of dividends.......................      157        2,110          112        4,442
  Redeemed..................................................     (216)      (3,004)        (511)      (7,354)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      202    $   3,910          (59)   $  (1,201)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       64    $   1,166           53    $     616
  Issued in exchange for:
    Investor C Shares of Nations International Growth Fund
      (Note 9)..............................................       30          392           --           --
    K Shares of Pacific Horizon International Equity Fund
      (Note 9)..............................................       --           --           62          808
  Issued as reinvestment of dividends.......................        6           72            3          193
  Redeemed..................................................      (60)        (813)        (116)      (1,632)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       40    $     817            2    $     (15)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   21,395    $ 294,497          735    $   3,532
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 INTERNATIONAL
                                                                 OPPORTUNITIES
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2000
                                                                  (UNAUDITED)
                                                              -------------------
                                                              SHARES      DOLLARS
                                                              -------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   151        $1,515
  Issued as reinvestment of dividends.......................    --            --
  Redeemed..................................................    --            --
                                                               ---        ------
  Net increase/(decrease)...................................   151        $1,515
                                                               ===        ======
INVESTOR A SHARES:+
  Sold......................................................   195        $1,982
  Issued as reinvestment of dividends.......................    --            --
  Redeemed..................................................    (1)          (11)
                                                               ---        ------
  Net increase/(decrease)...................................   194        $1,971
                                                               ===        ======
INVESTOR B SHARES:+
  Sold......................................................   199        $2,026
  Issued as reinvestment of dividends.......................    --            --
  Redeemed..................................................    --*           --*
                                                               ---        ------
  Net increase/(decrease)...................................   199        $2,026
                                                               ===        ======
INVESTOR C SHARES:+
  Sold......................................................    99        $1,001
  Issued as reinvestment of dividends.......................    --            --
  Redeemed..................................................    (6)          (65)
                                                               ---        ------
  Net increase/(decrease)...................................    93        $  936
                                                               ===        ======
  Total net increase/(decrease).............................   637        $6,448
                                                               ===        ======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

+ International Opportunities Primary A, Investor A, Investor B and Investor C
  Shares commenced operations on August 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            EMERGING MARKETS
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2000
                                                              --------------------      ------------------
                                                              SHARES      DOLLARS       SHARES    DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,217     $ 16,086        1,968    $ 26,549
  Issued as reinvestment of dividends.......................      --           --           --*         --*
  Redeemed..................................................    (854)     (11,226)      (1,065)    (11,604)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................     363     $  4,860          903    $ 14,945
                                                              ======     ========       ======    ========
INVESTOR A SHARES:
  Sold......................................................     834     $ 10,984        1,238    $ 15,527
  Issued as reinvestment of dividends.......................      --           --           --          --
  Redeemed..................................................    (839)     (11,240)      (1,158)    (14,764)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................      (5)    $   (256)          80    $    763
                                                              ======     ========       ======    ========
INVESTOR B SHARES:
  Sold......................................................      13     $    171           66    $    878
  Issued as reinvestment of dividends.......................      --           --           --          --
  Redeemed..................................................     (25)        (325)         (37)       (429)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................     (12)    $   (154)          29    $    449
                                                              ======     ========       ======    ========
INVESTOR C SHARES:
  Sold......................................................       1     $     10            6    $     83
  Issued as reinvestment of dividends.......................      --           --           --          --
  Redeemed..................................................      --*          (2)          (9)       (121)
                                                              ------     --------       ------    --------
  Net increase/(decrease)...................................       1     $      8           (3)   $    (38)
                                                              ======     ========       ======    ========
  Total net increase/(decrease).............................     347     $  4,458        1,009    $ 16,119
                                                              ======     ========       ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
INTERNATIONAL VALUE:
PRIMARY A SHARES*
Six months ended 9/30/2000#
  (unaudited).................     $18.78          $0.20            $0.39              $0.59           $(0.17)         $   --
Year ended 3/31/2000#.........      14.45           0.37             4.73               5.10            (0.28)             --
Period ended 3/31/1999#.......      15.53           0.16             0.28               0.44            (0.18)             --
Period ended 5/15/1998........      13.17           0.09             2.56               2.65               --              --
Year ended 11/30/1997.........      11.29           0.09             1.91               2.00            (0.09)          (0.01)
Period ended 11/30/1996**.....      10.00           0.06             1.29               1.35            (0.06)             --
INVESTOR A SHARES*
Six months ended 9/30/2000#
  (unaudited).................     $18.77          $0.17            $0.39              $0.56           $(0.16)         $   --
Year ended 3/31/2000#.........      14.43           0.36             4.72               5.08            (0.25)             --
Period ended 3/31/1999#.......      15.44           0.14             0.36               0.50            (0.17)             --
Period ended 5/15/1998........      13.13           0.08             2.52               2.60               --              --
Year ended 11/30/1997.........      11.29           0.01             1.91               1.92            (0.01)          (0.05)
Period ended 11/30/1996**.....      10.00           0.04             1.31               1.35            (0.04)             --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited).................     $18.64          $0.10            $0.40              $0.50           $(0.11)         $   --
Year ended 3/31/2000#.........      14.40           0.22             4.66               4.88            (0.15)             --
Period ended 3/31/1999***#....      14.33           0.06             0.76               0.82            (0.13)             --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited).................     $18.65          $0.10            $0.39              $0.49           $(0.11)         $   --
Year ended 3/31/2000#.........      14.41           0.21             4.69               4.90            (0.17)             --
Period ended 3/31/1999***#....      13.33           0.06             1.77               1.83            (0.13)             --

---------------

  + Annualized

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 22, 1998 reflect the financial information for the Emerald International Equity Fund Institutional and Retail Shares, which were reorganized into the International Value Primary A and Investor A Shares, respectively, as of May 22, 1998.

 ** International Value Primary A and Investor A Shares commenced operations on
    December 27, 1995.

 *** International Value Investor B and Investor C Shares commenced operations on May 22, 1998 and June 15, 1998, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                         RATIO OF     RATIO OF NET                   RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING     INVESTMENT                    OPERATING
  FROM NET        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

   $(0.88)         $(1.05)         $18.32         3.31%     $868,372       1.11%+         2.09%+         --             1.22%+
    (0.49)          (0.77)          18.78        36.03       600,589       1.24(a)        2.11           12%###         1.34(a)
    (1.34)          (1.52)          14.45         1.48       142,546       1.30+          1.36+          44             1.39+
    (0.29)          (0.29)          15.53        20.54       119,412       1.25+          2.06+          88             1.26+
    (0.02)          (0.12)          13.17        17.75        54,277       1.21           0.89           29             1.21
       --           (0.06)          11.29        13.47        17,528       0.00+          0.00+          50             3.46+

   $(0.88)         $(1.04)         $18.29         3.17%     $286,395       1.36%+         1.84%+         --             1.47%+
    (0.49)          (0.74)          18.77        35.86       186,649       1.49(a)        1.86           12%###         1.59(a)
    (1.34)          (1.51)          14.43         1.75         5,960       1.55+          1.11+          44             1.64+
    (0.29)          (0.29)          15.44        20.22         5,128       1.81+          1.21+          88             1.82+
    (0.02)          (0.08)          13.13        17.11         4,259       1.73           0.26           29             1.93
    (0.02)          (0.06)          11.29        13.54           115       0.00+          1.83+          50            57.40+

   $(0.88)         $(0.99)         $18.15         2.87%     $ 70,447       2.11%+         1.09%+         --             2.22%+
    (0.49)          (0.64)          18.64        34.51        50,999       2.24(a)        1.11           12%###         2.34(a)
    (0.62)          (0.75)          14.40         1.25         4,296       2.30+          0.36+          44             2.39+

   $(0.88)         $(0.99)         $18.15         2.83%     $ 23,687       2.11%+         1.09%+         --             2.22%+
    (0.49)          (0.66)          18.65        34.64        13,725       2.24(a)        1.11           12%###         2.34(a)
    (0.62)          (0.75)          14.41         3.98           182       2.30+          0.36+          44             2.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY:
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited).................     $16.74         $ 0.11            $(2.26)           $(2.15)          $(0.10)         $   --
Year ended 3/31/2000#.........      14.12           0.10              4.91              5.01            (0.06)             --
Year ended 3/31/1999#.........      14.81           0.11              0.39              0.50            (0.12)             --
Year ended 3/31/1998#.........      13.13           0.11              1.95              2.06            (0.17)          (0.05)
Year ended 3/31/1997#.........      13.50           0.08              0.11              0.19            (0.11)          (0.00)##
Period ended 3/31/1996*#......      11.75           0.07              1.80              1.87            (0.06)          (0.04)
Year ended 5/31/1995#.........      12.06           0.14             (0.20)            (0.06)           (0.03)             --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited).................     $16.51         $ 0.08            $(2.21)           $(2.13)          $(0.09)         $   --
Year ended 3/31/2000#.........      13.97           0.06              4.86              4.92            (0.05)             --
Year ended 3/31/1999#.........      14.67           0.08              0.40              0.48            (0.11)             --
Year ended 3/31/1998#.........      13.01           0.07              1.94              2.01            (0.15)          (0.04)
Year ended 3/31/1997#.........      13.39           0.05              0.11              0.16            (0.09)          (0.00)##
Period ended 3/31/1996*#......      11.67           0.04              1.78              1.82            (0.04)          (0.04)
Year ended 5/31/1995#.........      12.00           0.11             (0.20)            (0.09)           (0.02)             --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited).................     $16.06         $ 0.05            $(2.17)           $(2.12)          $(0.07)         $   --
Year ended 3/31/2000#.........      13.75          (0.05)             4.72              4.67            (0.03)             --
Year ended 3/31/1999#.........      14.56          (0.03)             0.38              0.35            (0.09)             --
Year ended 3/31/1998#.........      12.83          (0.03)             1.92              1.89               --              --
Year ended 3/31/1997#.........      13.27          (0.05)             0.10              0.05            (0.04)          (0.00)##
Period ended 3/31/1996*#......      11.56          (0.02)             1.78              1.76               --           (0.03)
Year ended 5/31/1995#.........      11.96           0.05             (0.22)            (0.17)           (0.01)             --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited).................     $15.72         $ 0.04            $(2.13)           $(2.09)          $(0.07)         $   --
Year ended 3/31/2000#.........      13.52          (0.03)             4.60              4.57            (0.04)             --
Year ended 3/31/1999#.........      14.34          (0.03)             0.37              0.34            (0.09)             --
Year ended 3/31/1998#.........      12.74          (0.01)             1.89              1.88            (0.10)          (0.02)
Year ended 3/31/1997#.........      13.13           0.02              0.10              0.12            (0.06)          (0.00)##
Period ended 3/31/1996*#......      11.45          (0.03)             1.75              1.72               --           (0.02)
Year ended 5/31/1995#.........      11.86           0.02             (0.21)            (0.19)              --              --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

  # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                DISTRIBUTIONS                                                          RATIO OF     RATIO OF NET
DISTRIBUTIONS     IN EXCESS         TOTAL       NET ASSET                NET ASSETS    OPERATING     INVESTMENT
  FROM NET         OF NET         DIVIDENDS       VALUE                    END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO
  REALIZED        REALIZED           AND          END OF      TOTAL        PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER
    GAINS           GAINS       DISTRIBUTIONS     PERIOD     RETURN++      (000)        ASSETS       NET ASSETS       RATE
-----------------------------------------------------------------------------------------------------------------------------
   $(1.07)         $   --          $(1.17)        $13.42      (13.10)%    $942,565       1.14%+(a)       1.55%+         --
    (2.33)             --           (2.39)         16.74       39.85       866,731       1.14            0.69          129%###
    (1.07)             --           (1.19)         14.12        3.68       743,861       1.13            0.79          146
    (0.16)             --           (0.38)         14.81       16.06       885,329       1.14            0.76           64
    (0.42)          (0.03)          (0.56)         13.13        1.32       976,855       1.16            0.62           36
    (0.02)             --           (0.12)         13.50       16.01       849,731       1.17+           0.65+          26
    (0.12)          (0.10)          (0.25)         11.75       (0.46)      572,940       1.03            1.17           92

   $(1.07)         $   --          $(1.16)        $13.22      (13.19)%    $ 70,309       1.39%+(a)       1.30%+         --
    (2.33)             --           (2.38)         16.51       39.54        43,111       1.39            0.44          129%###
    (1.07)             --           (1.18)         13.97        3.59        12,785       1.38            0.54          146
    (0.16)             --           (0.35)         14.67       15.77        13,477       1.39            0.51           64
    (0.42)          (0.03)          (0.54)         13.01        1.08         9,443       1.41            0.37           36
    (0.02)             --           (0.10)         13.39       15.66         7,643       1.42+           0.40+          26
    (0.12)          (0.10)          (0.24)         11.67       (0.69)        4,877       1.28            0.92           92

   $(1.07)         $   --          $(1.14)        $12.80      (13.51)%    $ 28,146       2.14%+(a)       0.55%+         --
    (2.33)             --           (2.36)         16.06       38.14        32,073       2.14           (0.31)         129%###
    (1.07)             --           (1.16)         13.75        2.65        28,266       2.13           (0.21)         146
    (0.16)             --           (0.16)         14.56       14.93        34,119       2.14           (0.24)          64
    (0.42)          (0.03)          (0.49)         12.83        0.28        36,698       2.16           (0.38)          36
    (0.02)             --           (0.05)         13.27       15.25        40,426       1.99+          (0.17)+         26
    (0.12)          (0.10)          (0.23)         11.56       (1.30)       31,372       1.78            0.42           92

   $(1.07)         $   --          $(1.14)        $12.49      (13.62)%    $  1,283       2.14%+(a)       0.55%+         --
    (2.33)             --           (2.37)         15.72       38.12           987       2.14           (0.31)         129%###
    (1.07)             --           (1.16)         13.52        2.63           824       2.13           (0.21)         146
    (0.16)             --           (0.28)         14.34       15.05           933       1.97           (0.07)          64
    (0.42)          (0.03)          (0.51)         12.74        0.77           988       1.66            0.12           36
    (0.02)             --           (0.04)         13.13       15.09           652       2.09+          (0.27)+         26
    (0.12)          (0.10)          (0.22)         11.45       (1.56)          495       2.03            0.17           92

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
    ---------------
        RATIO OF
       OPERATING
      EXPENSES TO
        AVERAGE
      NET ASSETS
    ---------------

       1.14%+
       1.18
       1.13
       1.14
       1.16
       1.18+
       1.04

       1.39%+
       1.43
       1.38
       1.39
       1.41
       1.43+
       1.29

       2.14%+
       2.18
       2.13
       2.14
       2.16
       2.00+
       1.79

       2.14%+
       2.18
       2.13
       1.97
       1.66
       2.10+
       2.04

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                   NET ASSET                            NET REALIZED
                                                                     VALUE              NET            AND UNREALIZED
                                                                   BEGINNING        INVESTMENT         GAIN/(LOSS) ON
                                                                   OF PERIOD       INCOME/(LOSS)        INVESTMENTS
                                                                   --------------------------------------------------
INTERNATIONAL OPPORTUNITIES
PRIMARY A SHARES
Period ended 9/30/2000* (unaudited).........................        $10.00            $ 0.02               $0.01
INVESTOR A SHARES
Period ended 9/30/2000* (unaudited).........................        $10.00            $ 0.01               $0.01
INVESTOR B SHARES
Period ended 9/30/2000* (unaudited).........................        $10.00            $(0.02)              $0.03
INVESTOR C SHARES
Period ended 9/30/2000* (unaudited).........................        $10.00            $(0.02)              $0.03

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * International Opportunities Primary A, Investor A, Investor B and Investor C Shares commenced operations on August 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                    WITHOUT WAIVERS
                                                                                                    AND/OR EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                    ---------------
                                                           RATIO OF     RATIO OF NET                   RATIO OF
 NET INCREASE/                               NET ASSETS    OPERATING     INVESTMENT                    OPERATING
 (DECREASE) IN      NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
NET ASSET VALUE       VALUE        TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
FROM OPERATIONS   END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------
     $0.03           $10.03         0.30%      $1,519        1.49%+          0.43%+        85%           10.64%+
     $0.02           $10.02         0.20%      $1,945        1.74%+          0.18%+        85%           10.89%+
     $0.01           $10.01         0.10%      $1,988        2.49%+         (0.57)%+       85%           11.64%+
     $0.01           $10.01         0.10%      $  926        2.49%+         (0.57)%+       85%           11.64%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
EMERGING MARKETS
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited).................     $15.76         $(0.04)           $(4.44)           $(4.48)          $   --          $   --
Year ended 3/31/2000#.........       8.14          (0.05)             7.68              7.63            (0.01)             --
Year ended 3/31/1999#.........      10.60           0.14             (2.53)            (2.39)           (0.07)             --
Year ended 3/31/1998#.........      11.41           0.04             (0.76)            (0.72)           (0.09)             --
Year ended 3/31/1997#.........      10.34           0.01              1.21              1.22            (0.02)          (0.07)
Period ended 3/31/1996*#......      10.00          (0.03)             0.37              0.34               --           (0.00)##
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited).................     $15.65         $(0.05)           $(4.41)           $(4.46)          $   --          $   --
Year ended 3/31/2000#.........       8.09          (0.09)             7.65              7.56               --              --
Year ended 3/31/1999#.........      10.57           0.10             (2.52)            (2.42)           (0.06)             --
Year ended 3/31/1998#.........      11.39           0.01             (0.75)            (0.74)           (0.08)             --
Year ended 3/31/1997#.........      10.32          (0.01)             1.21              1.20            (0.02)          (0.05)
Period ended 3/31/1996*#......      10.00          (0.05)             0.37              0.32               --              --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited).................     $15.32         $(0.10)           $(4.31)           $(4.41)          $   --          $   --
Year ended 3/31/2000#.........       7.99          (0.16)             7.49              7.33               --              --
Year ended 3/31/1999#.........      10.49           0.05             (2.50)            (2.45)           (0.05)             --
Year ended 3/31/1998#.........      11.31          (0.07)            (0.75)            (0.82)              --              --
Year ended 3/31/1997#.........      10.26          (0.09)             1.20              1.11               --              --
Period ended 3/31/1996*#......      10.00          (0.11)             0.37              0.26               --              --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited).................     $15.31         $(0.10)           $(4.31)           $(4.41)          $   --          $   --
Year ended 3/31/2000#.........       7.98          (0.14)             7.47              7.33               --              --
Year ended 3/31/1999#.........      10.47           0.05             (2.49)            (2.44)           (0.05)             --
Year ended 3/31/1998#.........      11.34          (0.05)            (0.75)            (0.80)           (0.07)             --
Year ended 3/31/1997#.........      10.27          (0.04)             1.20              1.16            (0.01)          (0.02)
Period ended 3/31/1996*#......      10.00          (0.10)             0.37              0.27               --              --

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Emerging Markets Primary A, Investor A, Investor B and Investor C Shares commenced operations on June 30, 1995.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                                                                  RATIO OF NET
                                                                                   OPERATING
                                                                                    EXPENSES
                                                                     RATIO OF      INCLUDING     RATIO OF NET
DISTRIBUTIONS       TOTAL       NET ASSET              NET ASSETS    OPERATING      INTEREST      INVESTMENT
  FROM NET        DIVIDENDS       VALUE                  END OF     EXPENSES TO     EXPENSE      INCOME/(LOSS)   PORTFOLIO
  REALIZED           AND         END OF      TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TO AVERAGE     TURNOVER
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS       NET ASSETS     NET ASSETS       RATE
--------------------------------------------------------------------------------------------------------------------------
   $   --          $   --        $11.28      (28.43)%   $44,333        1.82%+         1.83%+         (0.62)%+       34%
       --           (0.01)        15.76       93.71      56,234        1.90           1.91           (0.40)         61
       --           (0.07)         8.14      (22.60)     21,689        1.78(a)          (b)           1.66          71
       --           (0.09)        10.60       (6.39)     73,797        1.57             --            0.36          63
    (0.06)          (0.15)        11.41       11.97      76,483        1.74             --            0.13          31
       --           (0.00)##      10.34        3.42      47,560        2.13+            --           (0.38)+        17

   $   --          $   --        $11.19      (28.45)%   $ 2,153        2.07%+         2.08%+         (0.87)%+       34%
       --              --         15.65       93.33       3,087        2.15           2.16           (0.65)         61
       --           (0.06)         8.09      (22.90)        951        2.03(a)          (b)           1.41          71
       --           (0.08)        10.57       (6.60)        652        1.82             --            0.11          63
    (0.06)          (0.13)        11.39       11.74         894        1.99             --           (0.12)         31
       --              --         10.32        3.20         477        2.38+            --           (0.63)+        17

   $   --          $   --        $10.91      (28.79)%   $ 2,344        2.82%+         2.83%+         (1.62)%+       34%
       --              --         15.32       91.74       3,468        2.90           2.91           (1.40)         61
       --           (0.05)         7.99      (23.42)      1,579        2.78(a)          (b)           0.66          71
       --              --         10.49       (7.25)      1,247        2.57             --           (0.64)         63
    (0.06)          (0.06)        11.31       10.88       1,499        2.74             --           (0.87)         31
       --              --         10.26        2.60       1,209        3.13+            --           (1.38)+        17

   $   --          $   --        $10.90      (28.76)%   $    92        2.82%+         2.83%+         (1.62)%+       34%
       --              --         15.31       91.73         120        2.90           2.91           (1.40)         61
       --           (0.05)         7.98      (23.37)         86        2.78(a)          (b)           0.66          71
       --           (0.07)        10.47       (7.17)        293        2.40             --           (0.47)         63
    (0.06)          (0.09)        11.34       11.34         226        2.24             --           (0.37)         31
       --              --         10.27        2.70          23        3.02+            --           (1.27)+        17

     WITHOUT WAIVERS
     AND/OR EXPENSE
     REIMBURSEMENTS
     ---------------
        RATIO OF
        OPERATING
       EXPENSES TO
         AVERAGE
       NET ASSETS
     ---------------

          1.84%+
          2.54
          1.98(a)
          1.57
          1.74
          2.13+

          2.09%+
          2.79
          2.23(a)
          1.82
          1.99
          2.38+

          2.84%+
          3.54
          2.98(a)
          2.57
          2.74
          3.13+

          2.84%+
          3.54
          2.98(a)
          2.40
          2.24
          3.02+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, Reserves offered sixteen separate portfolios and Funds Trust offered five separate portfolios. These financial statements pertain only to the international stock portfolios of Reserves and Funds Trust: International Value Fund, International Equity Fund, International Opportunities Fund and Emerging Markets Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

International Value Fund and International Equity Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in International Value Master Portfolio and International Equity Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The value of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflects the Feeder Funds' proportionate beneficial interest in the net assets of the respective Master Portfolios (98.1% at September 30, 2000 for International Value Master Portfolio and 99.1% for International Equity Master Portfolio). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 act offered by the Nations Offshore Funds and managed by Banc of America Advisors, Inc. ("BAAI"), whose financial statements are not presented here, also invest in the Master Portfolios.

On August 1, 2000, the International Opportunities Fund commenced operations in a master-feeder structure. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the International Opportunities Master Portfolio of the Master Trust, which has the same investment objective as the Fund. Because the value of the Fund's investment in the International Opportunities Master Portfolio at September 30, 2000 represented substantially all of the beneficial interest in the International Opportunities Master Portfolio, financial statements of the International Opportunities Master Portfolio have not been prepared and references in this report to International Opportunities Fund should be read to include references to the corresponding Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Foreign currency translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately stated in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter for all Funds except International Value, which declares and pays distributions annually. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Expenses: General expenses of Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under federal and state securities regulations. All such costs are being amortized on a straight line basis over a period of five years from commencement of operations. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of Reserves and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with BAAI, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                ANNUAL
                                                 RATE
                                                ------
International Opportunities...................   0.80%
Emerging Markets..............................   1.00

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Funds Trust has, on behalf of the International Opportunities Fund, entered into a sub-advisory agreement with BAAI and Marsico Capital Management, LLC ("Marsico"), pursuant to which Marsico is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.45% of the Fund's average daily net assets. Marsico Management Holdings, LLC, a partially-owned subsidiary of Bank of America, owns 50% of the equity of Marsico. On June 28, 2000, Bank of America announced its intention to purchase the remaining 50% equity interest in Marsico. The proposed purchase is not expected to result in any change in the Marsico personnel who manage the Fund or in the way that the Fund is managed.

Reserves has, on behalf of the Emerging Markets Fund, entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with BAAI and Gartmore Global Partners ("Gartmore"). Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company. Under the Sub-Advisory Agreements, Gartmore is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.66 % of the Fund's average daily net assets. Prior to May 15, 2000, Gartmore received a sub-advisory fee from BAAI at the maximum annual rate of 0.85% of the Fund's average daily net assets.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of Reserves and Funds Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of International Opportunities Fund and Emerging Markets Fund. International Value Fund and International Equity Fund pay a monthly fee at the maximum annual rate of 0.17% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves and Funds Trust pursuant to agreements with BAAI. For the six months ended September 30, 2000, Stephens and BAAI earned 0.03% and 0.06%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-advisers and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2000, BAAI and/or the sub-advisers and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2001 to the extent that total expenses (excluding shareholder servicing and distribution fees), exceed an annual rate of 1.90% of Emerging Markets Fund's average daily net assets. Prior to that date, BAAI and/or the sub-advisers and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain this total expense limit.

BNY serves as the custodian of the Reserves' and Funds Trust's assets. For the six months ended September 30, 2000, expenses of the Funds were reduced by $355 under

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America or BAAI, or any affiliate thereof, receives any compensation from Reserves and Funds Trust for serving as Trustee or Officer of Reserves and Funds Trust.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2000, Bank of America earned approximately $6,509 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2000, the Funds were informed that the distributor received $34,444 in front-end sales charges for sales of Investor A Shares and $113,101 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

Reserves' and Funds Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%     0.25%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%     0.25%
Investor B and Investor C
  Distribution Plans.................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                                   PURCHASES     SALES
                                     (000)       (000)
                                   --------------------
International Opportunities......   $ 8,190     $ 2,730
Emerging Markets.................    22,955      18,882

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2000.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2000, an unlimited number of shares of beneficial interest without par value were authorized for Reserves and Funds Trust. Reserves' and Fund Trust's Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 2000, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
              FUND                   (000)         RATE
---------------------------------------------------------
Emerging Markets................      $92          7.02%

The average amount outstanding was calculated based on daily balances in the period.

Reserves and Funds Trust also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Fund pays its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Funds under the committed line of credit.

7.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2000, the following Funds had securities on loan:

                            MARKET VALUE OF    MARKET VALUE
                           LOANED SECURITIES   OF COLLATERAL
FUND                             (000)             (000)
------------------------------------------------------------
Emerging Markets.........       $4,219            $4,581

8.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the Emerging Markets Fund had available for federal income tax purposes unused capital losses of $17,259,091, with $2,189,907 expiring in 2006 and $15,069,184 expiring in 2007.

At March 31, 2000, Emerging Markets Fund utilized capital losses of $1,635,307 during the year.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, Emerging Markets Fund elected to defer losses of $63,337 occurring between November 1, 1999 and March 31, 2000 under these rules.

9.  REORGANIZATIONS

ACQUISITION OF PACIFIC HORIZON FUNDS

On May 14, 1999, the International Equity Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon International Equity Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
   $43,073         $766,603          $809,676           $5,349

CHANGE OF REGISTERED INVESTMENT COMPANY

On August 20, 1999, the International Value, International Equity and Emerging Markets Funds, newly established shell portfolios of Reserves (the "Successor Funds"), acquired the assets and liabilities of their predecessor funds, which were series of Nations Fund,

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Inc., Nations Fund, Inc. and Nations Fund Portfolios, Inc., respectively, pursuant to a plan of reorganization approved by each predecessor fund's shareholders. The predecessor funds had the same name, investment objective and principal investment strategies as the Successor Funds. The acquisition was accomplished by a tax-free exchange of shares of the Successor Funds in an amount equal to the value of the outstanding shares of the predecessor funds. The financial statements of the Successor Funds reflect the historical financial results of the predecessor funds prior to the reorganizations.

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets of Boatmen's Trust Company International Equity Fund, a common trust fund, managed by Bank of America, N.A., (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER CONVERSION    APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
   $29,129         $868,368          $897,497           $5,808

On September 8, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets and liabilities of Nations International Growth Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
   $38,048        $1,023,329        $1,061,377          $8,549

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio and Nations International Equity Master Portfolio Semi-Annual Report
                                                  SEPTEMBER 30, 2000 (UNAUDITED)

The following pages should be read in conjunction with the Nations International Value and Nations International Equity Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
  SHARES                                            (000)
------------------------------------------------------------
             COMMON STOCKS -- 94.9%
             ARGENTINA -- 0.8%
   494,000   Telecom Argentina Stet.............  $   10,683
                                                  ----------
             BRAZIL -- 6.4%
   937,000   Banco Bradesco SA, ADR.............       7,821
   241,760   Brasil Telecom Part, ADR...........      14,083
 2,434,450   Centrais Eletricas Brasileiras SA,
               ADR (Electrobas)(!)..............      23,751
   882,000   Companhia de Bebidas das Americas
               (Ambev)..........................      19,514
   573,600   Petrol Brasileiros, ADR............      16,415
                                                  ----------
                                                      81,584
                                                  ----------
             CANADA -- 4.2%
 1,800,000   Sun Life Financial Services of
               Canada(!)........................      37,124
   609,000   Telus Corporation..................      15,826
                                                  ----------
                                                      52,950
                                                  ----------
             CHINA -- 1.0%
   614,000   PetroChina Company Limited.........      12,127
                                                  ----------
             DENMARK -- 1.6%
   158,915   Den Danske Bank(!).................      20,188
                                                  ----------
             FRANCE -- 5.9%
   479,200   Alcatel SA, ADR....................      30,130
   629,800   Compagnie Generale des
               Establessements Michelin.........      17,507
    23,700   Eridania Beghin - Say SA...........       2,039
   341,170   Total Fina Elf.....................      25,055
                                                  ----------
                                                      74,731
                                                  ----------
             GERMANY -- 8.0%
   428,000   BASF AG............................      15,595
   858,000   Bayersche Motoren Werke AG.........      29,529
   151,710   Deutsche Telekom AG (REGD).........       5,295
   568,300   Deutsche Telekom AG-Sponsored
               ADR(!)...........................      19,464
   347,400   E.On AG(!).........................      17,934
    46,000   Munchener Ruckvers.................      13,599
                                                  ----------
                                                     101,416
                                                  ----------
             HONG KONG -- 3.3%
 4,847,500   CLP Holdings Limited...............      21,760
 3,159,000   Swire Pacific, Ltd. 'A', ADR.......      19,691
                                                  ----------
                                                      41,451
                                                  ----------
             IRELAND -- 3.1%
   931,140   Allied Irish Banks plc.............      20,369
   609,000   Bank of Ireland....................      19,222
                                                  ----------
                                                      39,591
                                                  ----------
             ITALY -- 2.6%
   484,840   ENI SpA............................      25,666
    75,390   Telecom Italia SpA.................       7,916
                                                  ----------
                                                      33,582
                                                  ----------
             JAPAN -- 9.9%
   188,000   Daiichi Pharmaceutical Company,
               Ltd. ............................       4,776
   123,100   Hitachi Ltd., ADR..................      14,064
 1,230,000   Komatsu............................       7,478
   540,000   Komatsu Ltd........................      13,133

                                                    VALUE
  SHARES                                            (000)
------------------------------------------------------------
             JAPAN -- (CONTINUED)
    43,400   Matsushita Electric Industrial
               Company Ltd., ADR................  $   11,398
10,262,000   Mitsubishi Heavy Industries,
               Ltd. ............................      40,645
   690,700   Tokio Marine & Fire Insurance
               Company, Ltd., ADR...............      34,665
                                                  ----------
                                                     126,159
                                                  ----------
             MEXICO -- 2.5%
   605,850   Telefonos de Mexico, ADR...........      32,223
                                                  ----------
             NETHERLANDS -- 3.1%
   187,000   Akzo Nobel NV, ADR(!)..............       7,877
   484,942   ING Groep NV, ADR..................      31,945
                                                  ----------
                                                      39,822
                                                  ----------
             NEW ZEALAND -- 1.5%
   935,000   Telecom Corporation of New Zealand
               Ltd., ADR........................      18,700
                                                  ----------
             PORTUGAL -- 1.9%
 2,359,800   Portugal Telecommunications, ADR...      23,893
                                                  ----------
             SINGAPORE -- 2.5%
   263,453   DBS Group Holdings, ADR............      11,626
 3,464,100   Jardine Matheson Holdings, Ltd.,
               ADR..............................      20,265
                                                  ----------
                                                      31,891
                                                  ----------
             SOUTH AFRICA -- 1.9%
   781,941   De Beers Consolidated Mines, Ltd.,
               ADR..............................      21,650
   379,600   South African Breweries plc........       2,582
                                                  ----------
                                                      24,232
                                                  ----------
             SOUTH KOREA -- 1.9%
   833,000   Korea Electric Power Corporation,
               ADR..............................      10,881
   714,300   Pohang Iron & Steel Company Ltd.,
               ADR..............................      13,304
                                                  ----------
                                                      24,185
                                                  ----------
             SPAIN -- 2.5%
   444,333   Banco Bilboa Vizcaya Argentaria
               SA...............................       6,665
   416,305   Telefonica SA, ADR.................      24,744
                                                  ----------
                                                      31,409
                                                  ----------
             SWITZERLAND -- 4.4%
 1,272,000   Allied Zurich plc, ADR.............      28,793
   206,200   Nestle SA..........................      21,474
    22,600   Swisscom AG........................       5,538
                                                  ----------
                                                      55,805
                                                  ----------
             UNITED KINGDOM -- 25.2%
   365,000   Allied Domecq plc..................       1,819
   826,500   BAE Systems plc(!).................      17,878
   137,000   BOC Group plc......................       1,813
 1,775,700   British American Tobacco plc,
               ADR..............................      23,195
 1,540,000   British Energy plc, ADR............      16,074
   220,100   British Telecom plc, Sponsored
               ADR..............................      23,564
   632,500   Cadbury Schweppes plc..............      15,220
   379,500   Corus Group plc, ADR...............       2,941
 1,136,851   Diageo plc, ADR....................      40,145
   266,500   HSBC Holdings plc..................      19,028
   594,900   Imperial Chemical Industries plc,
               ADR..............................      13,794

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
  SHARES                                            (000)
------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
 1,421,060   Invensys plc.......................  $    6,251
   823,465   Marks & Spencer plc, ADR...........      14,829
   336,200   National Power plc.................      23,198
   321,500   PowerGen plc.......................      10,127
 2,037,100   Reckitt & Colman...................      24,892
   312,000   Rolls - Royce plc..................       3,938
 1,339,700   Royal & Sun Alliance Insurance
               Group plc........................       8,952
 4,371,416   Safeway plc........................      18,548
 1,352,600   Unilever plc.......................      35,506
                                                  ----------
                                                     321,712
                                                  ----------
             VENEZUELA -- 0.7%
   377,900   Cia Anonima Nacional Telefonos de
               Venezuela, ADR (CANTV)...........       9,235
                                                  ----------
             TOTAL COMMON STOCKS
               (Cost $1,142,804)................   1,207,569
                                                  ----------
             PREFERRED STOCKS -- 1.4%
               (Cost $20,817)
             BRAZIL -- 1.4%
   221,700   Telebras, ADR Pfd. Block...........      17,542
                                                  ----------
             RIGHTS -- 0.0%+
               (Cost $0)
             BRAZIL -- 0.0%+
     7,132   Telesp Celular Participacoes SA,
               ADR
               Expire 10/12/00(!)...............           0++
                                                  ----------

  SHARES                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             INVESTMENT COMPANIES -- 32.8%
               (Cost $418,065)
   418,065   Nations Cash Reserves#............   $  418,065
                                                  ----------
             TOTAL INVESTMENTS
               (Cost $1,581,686*).......  129.1%   1,643,176
                                                  ----------
             OTHER ASSETS AND
               LIABILITIES (NET)........  (29.1)%
             Cash..............................   $   16,948
             Dividends receivable..............        3,628
             Interest receivable...............          224
             Prepaid expenses..................           29
             Collateral on securities loaned...     (376,256)
             Investment advisory fee payable...         (815)
             Administration fee payable........          (51)
             Payable for investment securities
               purchased.......................      (13,851)
             Accrued Trustees' fees and
               expenses........................          (10)
                                                  ----------
             TOTAL OTHER ASSETS AND LIABILITIES
               (NET)...........................     (370,154)
                                                  ----------
             NET ASSETS.................  100.0%  $1,273,022
                                                  ==========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $61,490 on investment securities was comprised of gross appreciation of $150,392 and gross depreciation of $88,902 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $1,581,686.

(!) Non-income producing security.

 + Amount represents less than 0.1%.

++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 6). The portion that represents cash collateral is $376,256.

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Value Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

At September 30, 2000, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common stocks:
Telecommunications..........................................         16.5%          $      211,164
Commercial banking..........................................         10.8                  136,864
Insurance...................................................          9.7                  123,133
Integrated oil..............................................          6.2                   79,263
Beverages...................................................          4.9                   62,241
Heavy machinery.............................................          4.8                   61,256
Food products...............................................          4.6                   59,019
Electric power -- Non nuclear...............................          4.3                   55,085
Automotive..................................................          3.7                   47,036
Chemicals -- Specialty......................................          3.0                   38,692
Metals and mining...........................................          3.0                   37,724
Diversified electronics.....................................          2.8                   35,149
Department and discount stores..............................          2.8                   35,094
Networking and telecommunications equipment.................          2.4                   30,130
Household products..........................................          2.0                   24,892
Diversified manufacturing...................................          1.9                   24,185
Tobacco.....................................................          1.8                   23,195
Aerospace and defense.......................................          1.7                   21,816
Food and drug stores........................................          1.6                   20,367
Conglomerates...............................................          1.5                   19,691
Steel.......................................................          1.3                   16,245
Chemicals -- Basic..........................................          1.2                   15,607
Electrical equipment........................................          1.1                   14,064
Other.......................................................          1.3                   15,657
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         94.9                1,207,569
PREFERRED STOCKS............................................          1.4                   17,542
RIGHTS......................................................          0.0+                       0++
INVESTMENT COMPANIES........................................         32.8                  418,065
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        129.1                1,643,176
OTHER ASSETS AND LIABILITIES (NET)..........................        (29.1)                (370,154)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $    1,273,022
                                                                ----------           -------------
                                                                ----------           -------------

---------------

 + Amount represents less than 0.1%.

++ Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            COMMON STOCKS -- 92.0%
            ARGENTINA -- 0.1%
   58,263   Perez Companc SA, ADR(!)............  $      955
                                                  ----------
            AUSTRALIA -- 2.0%
   50,000   Aristocrat Leisure Limited(!).......         179
  110,000   Broken Hill Proprietary Company,
              Ltd. .............................       1,141
   60,000   Computershare Limited...............         271
   66,900   CSR Limited.........................         147
  200,000   Foster's Brewing Group Ord.(!)......         466
  540,000   National Australia Bank Limited.....       7,458
  153,392   News Corporation....................       2,160
  220,000   Qantas Airways Limited..............         424
  210,000   Rio Tinto Ltd. .....................       2,815
   98,686   The News Corporation Ltd. ..........       5,534
   90,000   Woodside Petroleum Limited..........         667
                                                  ----------
                                                      21,262
                                                  ----------
            BELGIUM -- 0.5%
  130,273   Fortis..............................       4,006
   11,322   RTL Group...........................       1,227
                                                  ----------
                                                       5,233
                                                  ----------
            BRAZIL -- 1.1%
   17,300   Brasil Telecom Part, ADR............       1,008
   61,500   Cemig CIA Energ, ADR................       1,020
    9,000   Companhia Vale Do Rio Doce
              (Cvrd)(!).........................         224
   74,367   Companhia Vale do Rio Doce, ADR.....       1,855
   20,000   Embratel Participacoes SA...........         370
   44,630   Embratel Participacoes, ADR.........         826
  115,000   Petrol Brasileiros, ADR.............       3,291
   54,500   Petroleo Brasileiro SA, ADR(!)......       1,638
   72,196   Tele Norte Leste Participacoes,
              ADR...............................       1,651
                                                  ----------
                                                      11,883
                                                  ----------
            CANADA -- 2.9%
   87,479   Bank of Nova Scotia.................       2,544
  200,000   Barrick Gold Corporation............       3,049
   85,926   BCE, Inc. ..........................       2,002
  110,200   Bombardier, Inc. ...................       1,904
    2,900   C-MAC Industries Inc.(!)............         166
      300   C-MAC Industries Inc.(!)............          17
   81,556   Canada Life Financial Corporation...       1,897
   40,200   Canadian National Railway Company...       1,181
  153,575   Nortel Networks Corporation.........       9,221
   50,000   Petro - Canada......................       1,113
   78,000   Royal Bank of Canada................       2,317
  123,495   Sun Life Financial Services of
              Canada(!).........................       2,549
   35,819   Suncor Energy, Inc. ................         790
   51,900   Toronto - Dominion Bank.............       1,525
                                                  ----------
                                                      30,275
                                                  ----------
            CHILE -- 0.0%+
    8,189   Enersis, ADR(!).....................         146
   10,100   Telecom de Chile, ADR(!)............         175
                                                  ----------
                                                         321
                                                  ----------
            DENMARK -- 0.3%
   23,000   Den Danske Bank Group...............       2,922
                                                  ----------

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            FINLAND -- 1.8%
  428,108   Nokia Oyj...........................  $   17,348
  140,426   Stora Enso Oyj - R Shares...........       1,176
                                                  ----------
                                                      18,524
                                                  ----------
            FRANCE -- 10.1%
   41,778   Alcatel.............................       2,673
  100,000   Alcatel SA, ADR.....................       6,288
  118,405   Aventis.............................       8,881
   30,046   Aventis SA..........................       2,339
   47,291   Axa.................................       6,175
   25,282   Banque Nationale de Paris (BNP).....       2,229
   59,847   Bouygues SA(!)......................       3,016
    4,891   Canal Plus..........................         732
    6,600   Carrefour SA........................         487
    4,755   Castorama Dubois....................       1,049
   46,643   Christian Dior(!)...................       2,513
   15,012   Compagnie De Saint-Gobain...........       1,888
   90,000   Compagnie Generale des
              Establessements Michelin..........       2,502
   14,493   Groupe Danone.......................       1,990
  118,441   Havas Advertising(!)................       1,871
   26,223   L'Oreal SA(!).......................       2,035
   32,863   Lafarge - Coppee....................       2,262
   10,387   Pinault - Printemps - Redoute SA....       1,829
   37,960   Publicis Groupe.....................       1,159
  138,302   Sanofi - Synthelabo.................       7,433
  110,000   Societe Generale....................       6,149
   49,489   Societe Television Francaise 1......       2,839
   29,363   STMicroelectronics NV...............       1,439
  198,921   Total Fina Elf SA...................      29,105
   94,561   Usinor..............................         859
   83,545   Vivendi SA..........................       6,208
                                                  ----------
                                                     105,950
                                                  ----------
            GERMANY -- 5.4%
   15,543   Allianz AG..........................       5,137
  125,000   BASF AG.............................       4,440
   75,000   Bayer AG............................       2,773
  205,789   Bayersche Motoren Werke AG..........       7,083
   60,000   DaimlerChrysler AG..................       2,675
  106,284   Deutsche Bank AG....................       8,890
   65,408   Deutsche Lufthansa AG...............       1,351
   54,061   Deutsche Telekom AG (REGD)..........       1,887
   25,569   Dresdner Bank AG....................       1,125
   27,153   E. On AG............................       1,399
   38,445   Kamps AG............................         603
   33,516   Metro AG............................       1,372
   25,430   SAP AG..............................       6,238
   14,115   SAP AG..............................       2,715
   80,000   SAP AG, ADR.........................       4,920
   31,130   Siemens AG..........................       4,004
                                                  ----------
                                                      56,612
                                                  ----------
            HONG KONG -- 3.3%
  998,000   Cheung Kong (Holdings) Limited......      12,064
  757,000   China (HK) Mobile(!)................       5,024
  124,500   CLP Holdings........................         559
   78,700   Hang Seng Bank......................         848
  366,000   Hong Kong & China Gas(!)............         458
  480,000   Hong Kong Electric..................       1,484

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            HONG KONG -- (CONTINUED)
  745,000   HSBC Holdings.......................  $   10,414
  329,600   Hutchison Whampoa...................       4,376
                                                  ----------
                                                      35,227
                                                  ----------
            IRELAND -- 1.1%
  146,619   Bank of Ireland.....................       1,171
  106,479   CRH plc.............................       1,689
  319,799   CRH plc Ord.........................       5,091
   62,475   Elan Corporation plc(!).............       3,501
   10,305   Elan Corporation, ADR(!)............         564
                                                  ----------
                                                      12,016
                                                  ----------
            ITALY -- 2.4%
   88,553   Banca Fideuram SpA..................       1,468
  390,516   Banca Intesa SpA(!).................       1,506
   92,079   Bulgari SpA.........................       1,134
  797,034   ENI SpA (REGD)......................       4,220
   17,945   Gucci Group NV......................       1,815
  182,690   Mediaset SpA........................       2,721
   62,593   San Paolo - IMI SpA.................       1,017
  110,329   San Paolo - IMI SpA, ADR............       3,593
  261,796   Telecom Italia Mobile...............       2,116
  524,034   Telecom Italia SpA..................       5,568
                                                  ----------
                                                      25,158
                                                  ----------
            JAPAN -- 17.1%
    6,000   Aiful Corporation...................         577
  273,000   Asahi Chemical Industry Company,
              Ltd. .............................       1,630
   11,900   Asatsu - DK Inc. ...................         407
  175,000   CANON Inc. .........................       7,758
  135,000   Daiwa Securities....................       1,583
       96   DDI Corporation.....................         633
   67,000   Eisai Company, Ltd. ................       2,114
  165,000   Fuji Photo Film Company, Ltd. ......       5,527
   44,800   Fujisawa Pharmaceutical.............       1,650
  219,800   Fujitsu.............................       5,105
   13,300   Fujitsu Support Service.............       1,586
  390,000   Hitachi, Ltd. ......................       4,526
  134,000   Honda Motor Company.................       4,935
  104,000   Ito - Yokado Company, Ltd...........       5,418
   31,000   Kao Corporation.....................         846
   40,700   Kyocera Corporation.................       6,215
   37,000   Lawson Inc. ........................       1,397
  600,000   Marubeni Corporation(!).............       1,504
   33,000   Matsushita Electric Industrial......         864
  700,000   Mitsubishi Heavy Industries,
              Ltd. .............................       2,773
  525,000   Mitsubishi Materials Corporation....       1,628
      222   Mizuho Holdings, Inc.(!)............       1,828
   60,000   Namco, Ltd. ........................       1,665
  279,774   NEC Corporation.....................       6,356
   21,000   Nichicon Corporation................         508
  785,000   Nikko Securities Company, Ltd. .....       6,973
   51,500   Nintendo Company, Ltd. .............       9,404
  400,000   Nippon Express Company, Ltd. .......       2,136
  416,000   Nippon Steel Corporation............         739
    1,663   Nippon Telegraph and Telephone
              Company...........................      16,313
    4,920   Nippon Television Network
              Corporation.......................       2,827
  310,000   Nissan Motor Company, Ltd.(!).......       1,779

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            JAPAN -- (CONTINUED)
   73,000   Nomura Securities...................   $   1,588
  150,000   Nsk Ltd.(!).........................       1,067
      246   NTT Docomo Inc. ....................       7,057
   13,200   Orix Corporation(!).................       1,578
    7,200   Rohm Company........................       1,973
   34,000   Sanwa Bank..........................         303
   15,000   Secom Company.......................       1,206
  153,700   Sharp Corporation...................       2,378
  100,000   Shin - Etsu Chemical Company,
              Ltd. .............................       4,210
   30,900   Shinko Electric Industries..........       1,315
  105,000   Shiseido Company, Limited...........       1,304
   16,300   Softbank Corporation................       1,524
  153,700   Sony Corporation....................      15,589
  163,700   Sumitomo Corporation................       1,421
   45,400   Sunkus & Associates Inc. ...........       1,210
   63,000   Takeda Chemical Industries, Ltd. ...       4,163
   45,000   Takefuji Corporation................       4,957
  425,000   The Bank of Tokyo - Mitsubishi,
              Ltd. .............................       5,022
    4,000   The Furukawa Electric Company,
              Ltd. .............................         110
  258,000   The Sumitomo Trust & Banking
              Company, Ltd. ....................       1,748
   64,000   Tokyo Broadcasting System...........       2,576
   52,000   Tokyo Electric Power Company........       1,225
  125,000   Toyota Motor Corporation............       4,939
   13,000   Trend Micro, Inc.(!)................       1,746
                                                  ----------
                                                     179,413
                                                  ----------
            MEXICO -- 1.9%
  484,340   Carso Global Telecom................       1,167
  585,667   Carso Global Telecom, ADR...........       2,822
  150,533   Grupo Carso SA de CV, ADR(!)........         901
   87,902   Grupo Televisa SA, GDR(!)...........       5,071
  163,869   Telefonos de Mexico, ADR............       8,716
   71,662   Walmart de Mexico SA de CV, ADR(!)..       1,499
                                                  ----------
                                                      20,176
                                                  ----------
            NETHERLANDS -- 8.1%
  316,617   ABN AMRO Holding NV.................       7,375
   51,247   Aegon NV............................       1,933
  160,374   Akzo Nobel NV.......................       6,765
  147,900   ASM Lithography Holding NV(!).......       4,907
   44,545   Fortis (NL) NV(!)...................       1,364
   41,687   Gucci Group, ADR....................       4,205
   38,223   Heineken NV.........................       2,125
  294,238   ING Groep NV........................      19,599
  110,783   Koninklijke Ahold NV................       3,142
  403,434   Philips Electronics NV..............      17,363
  109,019   Royal Dutch Petroleum Company.......       6,589
  175,000   Unilever NV, ADR....................       8,444
    3,100   Unilever NV, ADR....................          15
   71,420   Wolters Kluwer NV...................       1,450
                                                  ----------
                                                      85,276
                                                  ----------
            PORTUGAL -- 0.4%
  410,000   Portugal Telecommunications, ADR....       4,151
                                                  ----------
            SINGAPORE -- 0.8%
  351,000   Chartered Semiconductor(!)..........       2,239
  205,895   DBS Group Holding Ltd. .............       2,272
  105,000   Fraser & Neave Ltd.(!)..............         362
  534,000   Neptune Orient Lines(!).............         479

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            SINGAPORE -- (CONTINUED)
  290,000   OMNI Industries.....................  $      458
  101,850   Overseas - Chinese Banking
              Corporation Ltd. .................         644
   47,000   Sembcorp Logistics..................         289
   38,000   Singapore Airlines Ltd. ............         360
    6,000   Singapore Press Holdings, Ltd. .....          90
  340,000   Singapore Telecommunications........         531
   82,000   Venture Manufacturing Ltd. .........         792
                                                  ----------
                                                       8,516
                                                  ----------
            SOUTH KOREA -- 1.8%
   12,700   Housing and Commercial Bank.........         301
  265,374   Korea Electric Power Corporation,
              ADR...............................       3,466
  145,163   Korea Telecom, ADR..................       4,881
   45,334   Pohang Iron & Steel Company Ltd.,
              ADR...............................         844
   48,205   Samsung Electronics.................       8,732
   17,670   SK Telecom Company, ADR.............         453
    5,000   SK Telecom Company, Ltd., ADR(!)....         128
                                                  ----------
                                                      18,805
                                                  ----------
            SPAIN -- 3.4%
  282,689   Banco Bilbao Vizcaya................       4,271
  112,000   Banco Popular Espanol SA............       3,435
  300,000   Endessa SA..........................       5,639
  303,607   Iberdrola SA........................       3,858
  130,395   Repsol, ADR.........................       2,399
  325,000   Repsol - YPF SA, ADR................       5,952
  440,934   Telefonica SA.......................       8,735
   18,074   Telefonica SA, ADR..................       1,074
                                                  ----------
                                                      35,363
                                                  ----------
            SWEDEN -- 1.9%
    3,201   ABB Ltd. ...........................         313
  357,068   Investor AB.........................       5,060
  522,789   LM Ericsson AB(!)...................       7,950
   80,613   Sandvik AB(!).......................       1,619
   45,710   Securitas AB........................         999
   74,834   Skandia Forsakrings AB..............       1,484
   33,596   SKF AB..............................         419
  107,553   Svenska Handelsbanken AB............       1,731
                                                  ----------
                                                      19,575
                                                  ----------
            SWITZERLAND -- 5.7%
   15,453   ABB Ltd.(!).........................       1,502
    2,001   Compagnie Financiere Richemont AG...       6,014
   14,688   Credit Suisse Group.................       2,745
      668   Julius Baer Holdings, Ltd. .........       3,465
      980   Kudelski SA(!)......................       1,500
    5,637   Nestle SA...........................      11,740
    6,159   Novartis AG.........................       9,443
      331   Roche Holding AG....................       2,911
    2,103   Schweizerische Rueckversicherungs -
              Gesellschaft (REGD)...............       4,015
    4,868   Serono SA - B(!)....................       5,943
    2,645   The Swatch Group AG.................         780
    2,332   The Swatch Group AG.................       3,373
   15,717   UBS AG Registered...................       2,091
   10,000   Zurich Allied AG....................       4,623
                                                  ----------
                                                      60,145
                                                  ----------

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            TAIWAN -- 0.4%
  103,798   Advanced Semiconductor..............  $      143
   16,300   Asustek Computer Inc., GDR..........          90
       32   Asustek Computer, GDR(-)............           0++
   19,800   Bank Sinopac........................          11
   30,000   Compeq Manufacturing Company,
              Ltd.(!)...........................         165
   91,000   Hon Hai Precision Industry Company,
              Ltd. .............................         598
   87,200   Hon Hai Precision(!)................         775
   11,752   President Chain Store Corporation...          37
   23,310   Synnex Technology International
              Corporation, GDR..................         293
   92,000   Taiwan Cellular Corporation(!)......         223
  234,880   Taiwan Semiconductor................         780
   15,361   Taiwan Semiconductor, ADR...........         313
  308,000   United Microelectronics Corporation,
              Ltd. .............................         659
    4,000   United Microelectronics Corporation,
              Ltd.(!)...........................          48
                                                  ----------
                                                       4,135
                                                  ----------
            THAILAND -- 0.0%+
   26,700   Advanced Info Services (FGN)(!).....         225
                                                  ----------
            TURKEY -- 0.0%+
   26,000   Yapi ve Kredi Bankasi AS, GDR(!)....         184
                                                  ----------
            UNITED KINGDOM -- 19.4%
  218,159   3i Group............................       5,428
  316,000   Abbey National plc..................       4,200
  605,111   Aegis Group.........................       1,306
  166,477   Allied Zurich plc...................       1,893
   51,929   Amvescap............................       1,124
  255,803   Arm Holdings plc....................       2,844
  195,706   AstraZeneca Group plc...............      10,256
  200,000   Azlan Group Ord.(!).................         651
  201,509   BAE Systems.........................       1,087
   59,536   Barclays............................       1,648
  195,317   BG Group plc........................       1,241
  203,152   BOC Group plc.......................       2,688
1,512,190   BP Amoco............................      13,459
   55,000   British Airways plc, ADR............       2,351
   48,567   British Sky Broadcasting Group plc
              ("BSkyB")(!)......................         747
  605,392   British Telecommunications Ord. ....       6,364
  199,073   Cable & Wireless plc................       2,840
  131,679   Capita Group plc....................       1,168
  425,418   Carlton Communications plc..........       3,321
  118,490   Cgnu plc............................       1,682
   30,738   Colt Telecom Group(!)...............         882
  210,000   Corus Group plc, ADR................       1,628
   82,894   Daily Mail and General Trust - A
              NV................................       1,197
  718,435   Diageo plc..........................       6,421
   92,195   EMAP plc............................       1,239
  183,530   EMI Group plc.......................       1,465
   58,196   Exel Ord. ..........................         933
  277,080   Glaxo Wellcome plc..................       8,389
  656,620   Granada Compass plc(!)..............       6,125
   82,506   Granada Media plc(!)................         550
  231,740   Hays................................       1,348
  331,170   HSBC Holdings.......................       4,710

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            UNITED KINGDOM -- (CONTINUED)
  204,000   Kingfisher plc......................  $    1,333
   85,942   Logica..............................       2,827
   92,567   Marconi plc.........................       1,266
  965,000   Marks & Spencer plc.................       2,897
  245,689   Misys plc...........................       2,307
  216,053   National Grid Group plc.............       1,854
  380,594   New Dixons Group plc................       1,187
   44,486   Pearson plc.........................       1,236
  400,000   Peninsular and Oriental Steam
              Navigation Company................       3,518
  350,000   PowerGen plc........................       2,683
  120,962   Psion plc...........................       1,323
   48,821   Rio Tinto plc.......................         708
  167,910   Royal Bank of Scotland..............       3,545
  561,333   Scottish Power plc..................       4,357
   84,862   Seagram Company Ltd. ...............       4,874
  166,800   Securicor plc.......................         345
2,419,342   Shell Transport and Trading
              Company...........................      19,708
  729,233   Smithkline Beecham plc..............       9,989
   67,847   Smiths Industries plc...............         704
  169,830   Spirent plc(!)......................       1,682
  831,803   Tesco plc...........................       3,056
  466,460   Unilever............................       3,021
6,242,614   Vodafone AirTouch plc...............      23,303
  136,621   Williams plc........................         667
  379,268   WPP Group Ord. .....................       4,542
                                                  ----------
                                                     204,117
                                                  ----------
            UNITED STATES -- 0.1%
      800   BCE Inc. ...........................          19
   27,870   BCE Inc. ...........................         651
                                                  ----------
                                                         670
                                                  ----------
            TOTAL COMMON STOCKS
              (Cost $921,362)...................     967,089
                                                  ----------
            PREFERRED STOCKS -- 0.1%
              (Cost $810)
            JAPAN -- 0.1%
   29,300   Tokyo Broadcasting Company(!)(-)....       1,205
                                                  ----------
            RIGHTS -- 0.0%+
              (Cost $0)
            CHILE -- 0.0%+
    3,107   Enersis SA, ADR
              Expire 10/12/00...................           1
                                                  ----------
            WARRANTS -- 0.1%
            JAPAN -- 0.0%+
    8,000   Tokyo Broadcasting Company Expire
              11/17/00(!).......................         323
                                                  ----------
            SOUTH KOREA -- 0.1%
   35,800   Korea Electric Power Expire
              04/27/01(!).......................         934
                                                  ----------
            TOTAL WARRANTS
              (Cost $1,274).....................       1,257
                                                  ----------

 SHARES                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            INVESTMENT COMPANIES -- 9.1%
              (Cost $96,000)
   96,000   Nations Cash Reserves#.............   $   96,000
                                                  ----------
            TOTAL INVESTMENTS
              (Cost $1,019,446*)........  101.3%   1,065,552
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................   (1.3)%
            Cash...............................   $   65,808
            Receivable for investment
              securities sold..................       22,743
            Receivable for Fund shares sold....            2
            Dividends receivable...............        2,107
            Interest receivable................          267
            Receivable for variation margin....        1,009
            Collateral on securities loaned....      (37,499)
            Payable for Fund shares redeemed...           (6)
            Investment advisory fee payable....         (680)
            Administration fee payable.........          (42)
            Payable for investment securities
              purchased........................      (66,964)
            Accrued Trustees' fees and
              expenses.........................           (8)
            Accrued expenses and other
              liabilities......................         (100)
                                                  ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................      (13,363)
                                                  ----------
            NET ASSETS..................  100.0%  $1,052,189
                                                  ==========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $46,106 on investment securities was comprised of gross appreciation of $118,181 and gross depreciation of $72,075 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $1,019,446.

 (-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (!) Non-income producing security.

 +  Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 6). The portion that represents cash collateral is $37,499.

ADR -- American Depository Receipt

GDR -- Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations International Equity Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

At September 30, 2000, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................         12.7%          $      133,425
Commercial banking..........................................          9.8                  103,371
Integrated oil..............................................          8.4                   88,264
Pharmaceuticals.............................................          6.6                   68,960
Electronics.................................................          4.9                   51,703
Insurance...................................................          3.0                   31,388
Broadcasting and cable......................................          2.9                   30,305
Food products...............................................          2.7                   28,869
Networking and telecommunications equipment.................          2.7                   28,283
Automotive..................................................          2.3                   23,913
Investment services.........................................          2.1                   21,756
Chemicals -- Basic..........................................          2.0                   20,829
Semiconductors..............................................          1.9                   19,868
Financial services..........................................          1.9                   19,599
Electric power -- Non nuclear...............................          1.9                   19,566
Software....................................................          1.8                   19,030
Specialty stores............................................          1.5                   16,227
Leisure.....................................................          1.4                   14,931
Diversified manufacturing...................................          1.4                   14,741
Publishing and advertising..................................          1.4                   14,497
Other.......................................................         18.7                  197,564
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         92.0                  967,089
PREFERRED STOCKS............................................          0.1                    1,205
RIGHTS......................................................          0.0+                       1
WARRANTS....................................................          0.1                    1,257
INVESTMENT COMPANIES........................................          9.1                   96,000
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        101.3                1,065,552
OTHER ASSETS AND LIABILITIES (NET)..........................         (1.3)                 (13,363)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $    1,052,189
                                                                ==========           =============

---------------

+ Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2000

                                                                INTERNATIONAL      INTERNATIONAL
                                                                    VALUE              EQUITY
                                                                    MASTER             MASTER
                                                                  PORTFOLIO          PORTFOLIO
                                                                -------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,439 and
  $1,259, respectively).....................................    $       14,895     $       11,439
Interest....................................................             1,189              1,382
Securities lending income...................................             1,471                231
                                                                --------------     --------------
    Total investment income.................................            17,555             13,052
                                                                --------------     --------------
EXPENSES:
Investment advisory fee.....................................             4,919              3,869
Administration fee..........................................               273                242
Custodian fees..............................................                60                207
Legal and audit fees........................................                30                 32
Trustees' fees and expenses.................................                12                 11
Interest expense............................................                --                 28
Other.......................................................                14                 14
                                                                --------------     --------------
    Total expenses..........................................             5,308              4,403
Fees waived by investment advisor...........................              (547)                --
Fees reduced by credits allowed by the custodian............               (25)                --
                                                                --------------     --------------
    Net expenses............................................             4,736              4,403
                                                                --------------     --------------
NET INVESTMENT INCOME.......................................            12,819              8,649
                                                                --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................            (4,592)            17,594
  Futures contracts.........................................                --               (264)
  Forward foreign exchange contracts, foreign currencies and
    net other assets........................................               (72)              (664)
                                                                --------------     --------------
Net realized gain/(loss) on investments.....................            (4,664)            16,666
                                                                --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................            18,512           (144,974)
  Futures contracts.........................................                --                (50)
  Forward foreign exchange contracts, foreign currencies and
    net other assets........................................               (56)              (149)
                                                                --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            18,456           (145,173)
                                                                --------------     --------------
Net realized and unrealized gain/(loss) on investments......            13,792           (128,507)
                                                                --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $       26,611     $     (119,858)
                                                                ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  STATEMENTS OF CHANGES IN NET ASSETS

                                                               INTERNATIONAL VALUE                 INTERNATIONAL EQUITY
                                                                 MASTER PORTFOLIO                    MASTER PORTFOLIO
                                                         --------------------------------    ---------------------------------
                                                           SIX MONTHS                          SIX MONTHS
                                                             ENDED                               ENDED
                                                            9/30/00         PERIOD ENDED        9/30/00          PERIOD ENDED
                                                          (UNAUDITED)        3/31/00(a)       (UNAUDITED)         3/31/00(b)
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $       12,819    $        6,583    $        8,649     $          406
Net realized gain/(loss) on investments..............            (4,664)           63,750            16,666             90,616
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            18,456            39,265          (145,173)           105,272
                                                         --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................            26,611           109,598          (119,858)           196,294
Contributions........................................           919,366         1,096,010         1,701,586          1,587,782
Withdrawals..........................................          (529,051)         (349,512)       (1,457,985)          (855,630)
                                                         --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets................           416,926           856,096           123,743            928,446
NET ASSETS:
Beginning of period..................................           856,096                --           928,446                 --
                                                         --------------    --------------    --------------     --------------
End of period........................................    $    1,273,022    $      856,096    $    1,052,189     $      928,446
                                                         ==============    ==============    ==============     ==============

  SUPPLEMENTARY DATA

                                                                                                  WITHOUT WAIVERS
                                                          RATIO OF                                AND/OR EXPENSE
                                                         OPERATING                                REIMBURSEMENTS
                                                          EXPENSES                                ---------------
                                             RATIO OF    INCLUDING    RATIO OF NET                   RATIO OF
                                            OPERATING     INTEREST     INVESTMENT                    OPERATING
                                             EXPENSES     EXPENSE     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
                                            TO AVERAGE   TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
                                            NET ASSETS   NET ASSETS    NET ASSETS       RATE        NET ASSETS
                                            ---------------------------------------------------------------------
INTERNATIONAL VALUE MASTER PORTFOLIO:
Six months ended 9/30/2000 (unaudited)....     0.86%+         --          2.34%+           3%          0.97%+
Period ended 3/31/2000(a).................     0.88+          --          2.31+           22           0.98+
INTERNATIONAL EQUITY MASTER PORTFOLIO:
Six months ended 9/30/2000 (unaudited)....     0.90%+       0.91%+        1.78%+          41%          0.91%+
Period ended 3/31/2000(b).................     0.92+        0.94+         0.10+           48           0.94+

---------------

 + Annualized.

(a) International Value Master Portfolio commenced operations on October 18,
    1999.

(b) International Equity Master Portfolio commenced operations on October 8,
    1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Master Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2000, the Trust offered nine separate portfolios. These financial statements pertain only to International Value Master Portfolio and International Equity Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2000:

International Value Master Portfolio:
  Nations International Value Fund............  98.1%
  Nations International Value Fund
    (Offshore)................................   1.9%
International Equity Master Portfolio:
  Nations International Equity Fund...........  99.1%
  Nations International Equity Fund
    (Offshore)................................   0.9%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Foreign currency translation: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately stated in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolios are informed of the ex-dividend date.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be taxed on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

The Master Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                ANNUAL
                                                 RATE
                                                ------
International Value Master Portfolio..........  0.90%
International Equity Master Portfolio.........  0.80%

The Trust has, on behalf on the International Value Master Portfolio, entered into a sub-advisory agreement with BAAI and Brandes Investment Partners, L.P. ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.50% of the Master Portfolio's average daily net assets.

The International Equity Master Portfolio is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. Gartmore Global Partners ("Gartmore"), INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") and Putnam Investment Management, Inc. ("Putnam") each manage approximately one-third of the assets of the Master Portfolio. Gartmore is a general partnership which is an indirect wholly-owned subsidiary of Nationwide Mutual Insurance Company. Pursuant to the sub-advisory agreement, Gartmore, INVESCO and Putnam are entitled to receive a fee from BAAI at the maximum annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of the Master Portfolio's average daily net assets under management. Prior to May 15, 2000, Gartmore received a sub-advisory fee from BAAI at the maximum annual rate of 0.70% of the Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to an agreement with BAAI. For the six months ended September 30, 2000, BAAI earned 0.05% from the average daily net assets of the Master Portfolios for its co-administration services.

BNY serves as the custodian of the Trust's assets. For the six months ended September 30, 2000, expenses of the Master Portfolios were reduced by $25,345 under expense offset arrangements with BNY. The Master

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America or BAAI, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2000, the Master Portfolios earned $1,980,514 in the aggregate from such investments, which is included in interest income.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                                  PURCHASES     SALES
           PORTFOLIO                (000)       (000)
-------------------------------------------------------
International Value Master
  Portfolio.....................  $395,371     $ 31,337
International Equity Master
  Portfolio.....................   549,292      373,305

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2000.

4.  FUTURES CONTRACTS

At September 30, 2000, the following Master Portfolios had futures contracts open:

                                    VALUE OF
                                    CONTRACT    MARKET
                         NUMBER       WHEN     VALUE OF     UNREALIZED
                           OF        OPENED    CONTRACTS   DEPRECIATION
DESCRIPTION             CONTRACTS    (000)       (000)        (000)
-----------------------------------------------------------------------
INTERNATIONAL EQUITY
  MASTER PORTFOLIO:
Taiwan Index (long
  position) expiring
  December 2000(a)....     28       $411,650   $411,600        $(50)

---------------

(a) Cash has been segregated as collateral for the International Equity Master Portfolio for open futures contracts.

5.  LINES OF CREDIT

The Trust participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 2000, there were no loans outstanding under this Agreement. For the six months ended September 30, 2000, borrowings by the Master Portfolios under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
           PORTFOLIO                 (000)         RATE
---------------------------------------------------------
International Equity Master
  Portfolio.....................     $803          7.00%

The average amount outstanding was calculated based on daily balances in the period.

The Trust also participates with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Master Portfolio pays its pro rata share. This fee is paid quarterly in arrears. Each participating Master

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Portfolio is required to maintain an asset coverage ration of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Master Portfolios under the committed line of credit.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2000, the following Master Portfolios had securities on loan:

                            MARKET VALUE OF    MARKET VALUE
                           LOANED SECURITIES   OF COLLATERAL
PORTFOLIO                        (000)             (000)
------------------------------------------------------------
International Value
  Master Portfolio.......      $354,451          $376,256
International Equity
  Master Portfolio.......        35,370            37,499

7.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets of Bank of America Common Trust International Equity Fund, a common trust fund, managed by Bank of America, N.A., (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                    TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET         ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND     UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER CONVERSION   APPRECIATION
    (000)           (000)             (000)            (000)
----------------------------------------------------------------
   $29,129         $868,368          $897,497          $5,808

On September 8, 2000, the International Equity Fund (the "Acquiring Fund"), acquired the assets and liabilities of Nations International Growth Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. The Acquiring Fund contributed the securities and other assets to the International Equity Master Portfolio for an interest in the Master Portfolio. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
   $38,052        $1,023,391        $1,061,443          $8,549

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.321.7854

NATIONS FUNDS








INTSTKSAR (9/00)